                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-07507

                          SCUDDER INVESTMENTS VIT FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Investments VIT Funds

Semiannual Report

June 30, 2005

Scudder VIT Small Cap Index Fund

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Management Summary

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Proxy Voting

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

The fund is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the fund will be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read both the contract and underlying prospectus for specific details regarding the fund's investments and risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary as of June 30, 2005

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Fund's most recent month-end performance call 1-800-621-1048. Performance figures for classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns during the period reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in Scudder VIT Small Cap Index Fund from 8/31/1997 to 6/30/2005
[] Scudder VIT Small Cap Index Fund — Class A [] Russell 2000 Index

Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly Periods Ended June 30
Comparative Results as of June 30, 2005
Scudder VIT Small Cap Index Fund		6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$9,854	$10,886	$14,195	$12,939	$16,356
	Total return	-1.46%	8.86%	12.39%	5.29%	6.46%
Russell 2000 Index	Growth of $10,000	$9,875	$10,945	$14,357	$13,198	$16,668
	Total return	-1.25%	9.45%	12.81%	5.71%	6.74%
Scudder VIT Small Cap Index Fund			6-Month*	1-Year	3-Year	Life of Class**
Class B	Growth of $10,000		$9,843	$10,866	$14,099	$12,793
	Total return		-1.57%	8.66%	12.13%	8.09%
Russell 2000 Index	Growth of $10,000		$9,875	$10,945	$14,357	$13,039
	Total return		-1.25%	9.45%	12.81%	8.74%

The growth of $10,000 is cumulative.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on August 22, 1997. Index returns begin August 31, 1997.

** The Fund commenced offering Class B shares on April 30, 2002. Index returns begin April 30, 2002.

Information concerning portfolio holdings of the Fund as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-621-1048.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 985.40	$ 984.30
Expenses Paid per $1,000*	$ 2.22	$ 3.44
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 1,022.56	$ 1,021.32
Expenses Paid per $1,000*	$ 2.26	$ 3.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
Scudder VIT Small Cap Index Fund	.45%	.70%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option.

Management Summary June 30, 2005

During the first quarter of 2005, a strong, low-inflation economic environment favored large-cap stocks. In the second quarter, however, mixed economic data suggested that growth may be slowing. Over the six-month period, volatility within the small-cap area gradually diminished as surging oil prices led investors to move into smaller, specialized companies. Small-cap stocks as a group posted a negative return for the period, though second-quarter performance was solid. For the six-month period ended June 30, 2005, the fund posted a -1.46% return (Class A shares, unadjusted for contract charges), in line with the -1.25% return of its benchmark, the Russell 2000 Index. The broad-based Russell 2000 Index is a group of smaller-company stocks that is not available for direct investment. The portfolio seeks to replicate the investment results of the Russell 2000 Index. (Please see page 3 for the performance of Class B shares and more complete performance information.)

Fueled by significantly higher oil prices, energy was the strongest-performing sector in the Russell 2000 Index over the six-month period, with utilities and consumer staples the second- and third-best performers, respectively. Technology stocks endured significant volatility during the first quarter and represented the worst-performing sector for both quarters combined.

On June 24, Frank Russell Company held its annual reconstitution. This year, the turnover for the core benchmark was slightly lower than usual, as Russell started adding IPO (initial public offering) securities on a quarterly basis. At the close of the day, the Russell 2000 Index lost 298 securities and gained 286.

James B. Francis

Portfolio Manager
Northern Trust Investments, N.A. (NTI), Subadvisor to the Fund

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Fund's most recent month-end performance call 1-800-621-1048. Performance figures for classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns during the period reflect the fee waiver and/or expense reimbursements. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

The fund is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the fund will be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read both the contract and underlying prospectus for specific details regarding the fund's investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the fund's investment advisor. The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of approximately 2,000 of the smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.

Portfolio management market commentary is as of June 30, 2005, and may not come to pass. This information is subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation (Excludes Securities Lending)	6/30/05	12/31/04

Common Stocks	98%	98%
Cash Equivalents	2%	2%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending)	6/30/05	12/31/04

Financials	22%	22%
Information Technology	18%	17%
Industrials	15%	15%
Consumer Discretionary	15%	15%
Health Care	13%	12%
Energy	5%	5%
Materials	5%	6%
Consumer Staples	3%	2%
Utilities	3%	3%
Telecommunications	1%	—
Other	—	3%
	100%	100%
Ten Largest Equity Holdings (2.1% of Net Assets)
1. Cimarex Energy Co. Producer of crude oil and natural gas	0.3%
2. Cal Dive International, Inc. Provider of construction and maintenance services to the gas and oil industries	0.2%
3. Amylin Pharmaceuticals, Inc. Manufacturer of Pharmaceuticals and pharmaceutical preparation services	0.2%
4. Valassis Communications, Inc. Provider of communication services	0.2%
5. Westamerica Bancorp. Provides banking needs to individuals and corporate customers	0.2%
6. Pennsylvania Real Estate Investment Trust Owner and manager of apartment communities and shopping centers	0.2%
7. Pacific Capital Bancorp. Operator of a bank holding company	0.2%
8. First Industrial Realty Trust, Inc. Developer and manager of bulk warehouses and light industrial properties	0.2%
9. Nicor, Inc. Distributor of natural gas	0.2%
10. Aeropostale, Inc. Retailer of casual apparel and accessories	0.2%

Asset allocation, sector diversification and portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A quarterly fact sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2005 (Unaudited)

	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 14.6%
Auto Components 0.9%
Aftermarket Technology Corp.*	10,100	176,043
American Axle & Manufacturing Holdings, Inc.	15,700	396,739
ArvinMeritor, Inc.	27,900	496,341
Bandag, Inc.	4,600	211,830
Commercial Vehicle Group, Inc.*	3,600	63,900
Cooper Tire & Rubber Co.	25,400	471,678
CSK Auto Corp.*	17,860	297,905
Hayes Lemmerz International, Inc.*	18,100	128,872
Keystone Automotive Industries, Inc.*	7,500	185,475
Midas, Inc.*	7,400	170,200
Modine Manufacturing Co.	14,506	472,315
Monro Muffler Brake, Inc.*	3,750	110,663
Noble International Ltd.	3,300	77,715
Standard Motor Products, Inc.	3,600	47,520
Strattec Security Corp.*	1,200	65,352
Superior Industries International, Inc. (d)	10,100	239,370
Tenneco Automotive, Inc.*	17,700	294,528
Titan International, Inc.	7,200	100,656
Visteon Corp.	50,700	305,721
		4,312,823
Automobiles 0.4%
America's Car-Mart, Inc.*	3,900	87,789
Asbury Automotive Group, Inc.*	4,700	72,427
Coachmen Industries, Inc.	6,100	76,433
Fleetwood Enterprises, Inc.*	20,077	203,782
McGrath Rentcorp	6,600	156,420
Monaco Coach Corp.	10,575	181,784
Rush Enterprises, Inc. "A"*	10,300	137,402
Thor Industries, Inc.	14,149	444,703
Winnebago Industries, Inc.	12,294	402,628
		1,763,368
Distributors 0.2%
Audiovox Corp. "A"*	8,800	136,400
Building Materials Holding Corp.	6,000	415,740
Handleman Co.	10,055	166,008
LKQ Corp.*	6,700	181,905
Navarre Corp.* (d)	11,200	89,544
Spartan Stores, Inc.*	9,700	142,299
The Andersons, Inc.	1,700	60,877
		1,192,773
Diversified Consumer Services 0.5%
Alderwoods Group, Inc.*	18,300	262,971
Corinthian Colleges, Inc.*	34,600	441,842
DeVry, Inc.*	22,000	437,800
Pre-Paid Legal Services, Inc. (d)	3,878	173,153
Regis Corp.	16,900	660,452
Sotheby's Holdings, Inc. "A"*	16,183	221,707
Vertrue, Inc.* (d)	2,972	115,789
		2,313,714
	Shares	Value ($)

Hotels Restaurants & Leisure 2.9%
AFC Enterprises, Inc.	6,400	84,352
Alliance Gaming Corp.*	20,300	284,606
Ambassadors Group, Inc.	2,500	92,975
Ameristar Casinos, Inc.	10,600	276,554
Argosy Gaming Co.*	10,731	500,172
Aztar Corp.*	13,260	454,155
Bluegreen Corp.*	7,800	135,798
Bob Evans Farms, Inc.	16,242	378,763
Buffalo Wild Wings, Inc.*	3,700	115,440
California Pizza Kitchen, Inc.*	9,300	253,611
Carmike Cinemas, Inc. "A"	4,700	144,196
CEC Entertainment, Inc.*	13,950	587,155
Churchill Downs, Inc.	2,319	98,534
CKE Restaurants, Inc.	21,300	296,496
Dave & Buster's, Inc.*	5,700	105,108
Denny's Corp.*	40,900	204,500
Dominos Pizza, Inc.	10,900	242,634
Dover Downs Gaming & Entertainment, Inc.	3,240	42,962
Dover Motorsports, Inc.	3,200	19,200
Gaylord Entertainment Co.*	15,000	697,350
Great Wolf Resorts, Inc.*	8,380	171,287
IHOP Corp.	7,700	334,103
Isle of Capri Casinos, Inc.*	6,711	175,828
Jack in the Box, Inc.*	13,898	527,012
Krispy Kreme Doughnuts, Inc.* (d)	22,000	153,120
Landry's Restaurants, Inc.	7,500	225,675
Life Time Fitness, Inc.*	9,200	301,852
Lodgian, Inc.*	7,640	78,463
Lone Star Steakhouse & Saloon, Inc.	7,000	212,870
Luby's, Inc.*	11,500	137,425
Magna Entertainment Corp. "A"*	19,000	107,160
Marcus Corp.	6,450	136,869
Mikohn Gaming Corp.*	10,300	151,668
Monarch Casino & Resort, Inc.*	4,900	107,996
MTR Gaming Group, Inc.*	11,700	136,188
Multimedia Games, Inc.* (d)	12,500	137,625
Navigant International, Inc.*	7,500	110,175
O'Charley's, Inc.*	10,500	185,430
P.F. Chang's China Bistro, Inc.*	9,972	588,149
Papa John's International, Inc.*	5,606	224,072
Pinnacle Entertainment, Inc.*	17,700	346,212
RARE Hospitality International, Inc.*	15,575	474,570
Red Robin Gourmet Burgers, Inc.*	5,000	309,900
Riviera Holdings Corp.*	4,400	99,660
Ruby Tuesday, Inc.	23,800	616,420
Ryan's Restaurant Group, Inc.*	18,350	257,084
Shuffle Master, Inc.* (d)	13,425	376,303
Six Flags, Inc.*	35,200	163,680
Speedway Motorsports, Inc.	7,454	272,518
Steak n Shake Co.*	13,175	245,319
Sunterra Corp.*	9,300	150,753
Texas Roadhouse, Inc. "A"*	7,200	250,200
Triarc Companies, Inc. "B"	12,900	191,694
Vail Resorts, Inc.*	12,900	362,490
WMS Industries, Inc.*	7,600	256,500
		13,590,831
	Shares	Value ($)

Household Durables 1.0%
American Woodmark Corp.	5,500	165,055
Bassett Furniture Industries, Inc.	4,500	84,870
Blyth, Inc.	11,400	319,770
Champion Enterprises, Inc.*	27,700	275,338
Ethan Allen Interiors, Inc.	12,800	428,928
Furniture Brands International, Inc.	19,300	417,073
Hooker Furniture Corp.	3,900	68,133
Interface, Inc. "A"*	20,241	162,940
Kimball International, Inc. "B"	8,100	106,920
La-Z-Boy, Inc.	21,300	310,341
Libbey, Inc.	5,400	85,374
Lifetime Hoan Corp.	2,000	39,060
M/I Homes, Inc.	4,900	265,090
Maytag Corp.	30,200	472,932
National Presto Industries, Inc.	1,100	48,477
Rent-Way, Inc.*	13,361	131,472
Russ Berrie & Co., Inc.	4,800	61,488
Skyline Corp.	2,100	83,853
Stanley Furniture Co., Inc.	6,900	169,464
Tupperware Corp.	21,090	492,874
WCI Communities, Inc.*	13,100	419,593
		4,609,045
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	13,800	97,152
Blair Corp.	3,000	118,500
Blue Nile, Inc.* (d)	5,000	163,450
Coldwater Creek, Inc.*	15,025	374,273
drugstore.com, Inc.*	29,700	123,849
HomeStore, Inc.*	50,000	101,500
Insight Enterprises, Inc.*	21,362	431,085
J. Jill Group, Inc.*	9,550	131,313
Overstock.com, Inc.* (d)	4,600	163,760
Priceline.com, Inc.*	9,016	210,343
Provide Commerce, Inc.*	3,500	75,565
Sharper Image Corp.*	6,300	80,199
Stamps.com, Inc.*	7,900	148,125
		2,219,114
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	6,800	139,604
Callaway Golf Co.	27,600	425,868
Escalade, Inc.	2,200	30,426
JAKKS Pacific, Inc.*	11,600	222,836
K2, Inc.*	16,800	213,024
Lakes Entertainment, Inc.*	7,800	120,120
MarineMax, Inc.*	5,700	178,125
Nautilus Group, Inc.	12,275	349,837
Oakley, Inc.	7,888	134,333
RC2 Corp.*	8,000	300,560
Steinway Musical Instruments, Inc.*	2,300	67,528
Sturm, Ruger & Co., Inc.	8,700	72,819
The Topps Co., Inc.	10,996	110,290
West Marine, Inc.*	6,800	122,808
		2,488,178
Media 2.3%
4 Kids Entertainment, Inc.*	7,000	139,160
ADVO, Inc.	11,650	371,052
Alloy, Inc.*	17,200	88,408
	Shares	Value ($)

Arbitron, Inc.	12,500	536,250
Beasley Broadcast Group, Inc. "A"*	1,600	23,184
Catalina Marketing Corp.	20,700	525,987
Charter Communications, Inc. "A"* (d)	121,900	143,842
Citadel Broadcasting Corp.*	20,600	235,870
Courier Corp.	2,850	109,469
Cox Radio, Inc. "A"*	12,400	195,300
Crown Media Holdings, Inc.*	6,700	63,181
Cumulus Media, Inc. "A"*	25,200	296,856
Digital Theater Systems, Inc.*	7,500	133,725
Emmis Communications Corp. "A"*	16,794	296,750
Entercom Communications Corp.*	13,000	432,770
Entravision Com Corp.*	26,700	207,993
Fisher Communications, Inc.*	1,900	89,851
Gemstar-TV Guide International, Inc.*	91,700	329,203
Gray Television, Inc.	16,600	200,196
Harris Interactive, Inc.*	25,200	122,724
Hollinger International, Inc.	23,100	231,231
Insight Communications Co., Inc. "A"*	22,400	247,520
iVillage, Inc.*	15,400	92,092
Journal Communications, Inc. "A"	9,600	161,280
Journal Register Co.*	14,703	257,450
Liberty Corp.	7,075	260,431
Lin TV Corp. "A"*	13,200	183,348
LodgeNet Entertainment Corp.*	5,554	92,141
Martha Stewart Living Omnimedia, Inc. "A"* (d)	8,222	239,918
Media General, Inc. "A"	7,600	492,176
Mediacom Communications Corp. "A"*	29,000	199,230
Playboy Enterprises, Inc. "B"*	6,360	82,298
PRIMEDIA, Inc.*	55,800	225,990
Radio One, Inc. "D"*	35,900	458,443
Reader's Digest Association, Inc.	41,800	689,700
Regent Communications, Inc.*	11,200	65,744
Saga Communications, Inc. "A"*	5,950	83,300
Salem Communications Corp. "A"*	3,218	63,845
Scholastic Corp.*	13,700	528,135
Sinclair Broadcast Group, Inc. "A"	21,718	197,199
Spanish Broadcasting System, Inc. "A"*	18,569	185,504
Thomas Nelson, Inc.	4,200	91,392
Valassis Communications, Inc.*	21,200	785,460
Value Line, Inc.	400	15,700
ValueVision Media, Inc. "A"*	9,200	110,492
World Wrestling Entertainment, Inc.	5,622	64,203
WPT Enterprises, Inc.*	3,300	64,317
		10,710,310
Multiline Retail 0.4%
99 Cents Only Stores*	16,900	214,799
Big Lots, Inc.*	42,900	567,996
Bon-Ton Stores, Inc.	3,200	61,920
Build-A-Bear-Workshop, Inc.* (d)	3,600	84,420
Citi Trends, Inc.*	3,000	54,240
Freds, Inc.	18,068	299,567
Retail Ventures, Inc.*	4,800	65,472
ShopKo Stores, Inc.*	11,790	286,615
Smart & Final, Inc.*	3,900	47,775
	Shares	Value ($)

Tuesday Morning Corp.	11,600	365,632
		2,048,436
Specialty Retail 3.9%
A.C. Moore Arts & Crafts, Inc.*	6,900	218,109
Aaron Rents, Inc.	15,050	374,594
Aeropostale, Inc.*	22,100	742,560
Bebe Stores, Inc.	1	13
Big 5 Sporting Goods Corp.	7,400	210,012
BJ's Restaurants, Inc.*	4,800	97,632
Blockbuster, Inc. "A"	72,900	664,848
Bombay Co., Inc.*	16,400	93,480
Brookstone, Inc.*	9,850	185,968
Burlington-Coat Factory Warehouse	7,000	298,480
Cabela's, Inc. "A"* (d)	10,600	226,416
Cache, Inc.*	6,350	105,537
Casual Male Retail Group, Inc.*	14,700	107,457
Cato Corp. "A"	12,450	257,093
Charlotte Russe Holding, Inc.*	6,500	80,990
Charming Shoppes, Inc.*	49,400	460,902
Christopher & Banks Corp.	14,175	258,835
Conn's, Inc.*	3,300	80,751
Cost Plus, Inc.*	10,101	251,919
Deb Shops, Inc.	1,200	34,764
Design Within Reach, Inc.*	6,400	115,840
Dress Barn, Inc.*	10,300	233,089
Electronics Boutique Holdings Corp.*	4,500	285,705
First Cash Financial Services, Inc.*	6,500	138,905
FTD Group, Inc.*	8,310	94,319
GameStop Corp. "B"*	17,000	508,300
Genesco, Inc.*	8,100	300,429
Goody's Family Clothing, Inc.	9,100	67,113
Group 1 Automotive Inc*	7,000	168,280
Guitar Center, Inc.*	10,200	595,374
Haverty Furniture Companies, Inc.	6,500	96,070
Hibbett Sporting Goods, Inc.*	9,937	376,016
Hot Topic, Inc.*	17,775	339,858
Jo-Ann Stores, Inc.*	8,010	211,384
Jos. A. Bank Clothiers, Inc.*	5,137	222,432
Kenneth Cole Productions, Inc. "A"	4,550	141,596
Knoll, Inc.	2,800	47,908
Leapfrog Enterprises, Inc.* (d)	13,100	148,030
Linens 'N Things, Inc.*	17,500	414,050
Lithia Motors, Inc.	6,500	187,525
Movie Gallery, Inc.	9,925	262,318
New York & Co., Inc.*	3,800	80,028
Pacific Sunwear of California, Inc.*	28,800	662,112
Party City Corp.*	6,600	79,200
Payless ShoeSource, Inc.*	26,600	510,720
PETCO Animal Supplies, Inc.*	21,900	642,108
Pier 1 Imports, Inc.	31,800	451,242
Restoration Hardware, Inc.*	14,100	115,338
Select Comfort Corp.*	15,800	338,594
Shoe Carnival, Inc.*	4,100	89,216
Sonic Automotive, Inc.	10,500	223,230
Stage Stores, Inc.*	8,200	357,520
Stein Mart, Inc.	11,496	252,912
Systemax, Inc.*	2,900	19,488
Talbots, Inc.	8,100	263,007
	Shares	Value ($)

TBC Corp.*	9,100	246,883
The Buckle, Inc.	2,200	97,548
The Children's Place Retail Stores, Inc.*	7,800	364,026
The Finish Line, Inc. "A"	15,200	287,584
The Gymboree Corp.*	14,700	200,802
The Pep Boys- Manny, Moe & Jack	22,000	297,880
The Sports Authority, Inc.*	9,549	303,658
The Yankee Candle Co., Inc.	18,948	608,231
Too, Inc.*	13,444	314,186
Tractor Supply Co.*	13,600	667,760
Trans World Entertainment Corp.*	8,745	103,453
United Auto Group, Inc.	9,500	283,100
Wet Seal, Inc. "A"*	19,900	135,022
Zales Corp.*	20,100	636,969
Zumiez, Inc.*	1,000	29,150
		18,365,868
Textiles, Apparel & Luxury Goods 1.1%
Brown Shoe Co., Inc.	6,700	262,305
Carter's, Inc.*	6,600	385,308
Cherokee, Inc.	4,000	138,480
Deckers Outdoor Corp.* (d)	5,000	123,000
DHB Industries, Inc*	8,800	74,360
Dixie Group, Inc.*	6,020	106,012
Fossil, Inc.*	18,000	408,600
Guess ?, Inc.*	5,600	92,848
Hartmarx Corp.*	10,600	106,742
Innovo Group, Inc.*	14,100	30,174
K-Swiss, Inc. "A"	10,400	336,336
Kellwood Co.	10,382	279,276
Marine Products Corp.	4,950	72,022
Movado Group, Inc.	5,400	101,952
Oshkosh B' Gosh, Inc. "A"	3,708	96,371
Oxford Industries, Inc.	4,700	202,335
Perry Ellis International, Inc.*	5,300	123,967
Phillips-Van Heusen Corp.	10,500	343,245
Russell Corp.	11,800	241,310
Skechers USA, Inc. "A"*	9,889	141,017
Steven Madden Ltd.*	4,500	79,920
Stride Rite Corp.	17,900	246,841
The Warnaco Group, Inc.*	20,400	474,300
UniFirst Corp.	3,500	141,890
Wolverine World Wide, Inc.	24,100	578,641
		5,187,252
Consumer Staples 3.0%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	3,800	85,272
Central European Distribution Corp.* (d)	4,900	182,917
Coca Cola Bottling Co.	1,800	90,972
Green Montain Coffee Roasters, Inc.*	2,500	84,825
Hansen Natural Corp.* (d)	2,900	245,688
National Beverage Corp*	1,000	7,980
		697,654
Food & Staples Retailing 0.8%
Arden Group, Inc. "A"	400	31,712
Casey's General Stores, Inc.	19,286	382,249
	Shares	Value ($)

Great Atlantic & Pacific Tea Co., Inc.*	6,668	193,772
John B. Sanfilippo & Son, Inc.*	3,500	80,710
Longs Drug Stores Corp.	11,483	494,343
Nash-Finch Co.	6,100	224,114
Pantry, Inc.*	7,200	278,856
Pathmark Stores, Inc.*	14,800	129,648
Performance Food Group Co.*	20,700	625,347
Ruddick Corp.	13,200	336,996
United Natural Foods, Inc.*	17,665	536,486
Weis Markets, Inc.	4,100	159,039
Wild Oats Markets, Inc.* (d)	13,489	154,449
		3,627,721
Food Products 1.1%
American Italian Pasta Co. (d)	6,460	135,789
Chiquita Brands International, Inc.	15,700	431,122
Corn Products International, Inc.	29,250	694,980
Darling International, Inc.*	28,500	106,875
Delta & Pine Land Co.	14,368	360,062
Farmer Brothers Co.	1,900	42,294
Flowers Foods, Inc.	13,425	474,708
Gold Kist, Inc.*	19,100	412,178
Hain Celestial Group, Inc.*	12,582	245,349
Ingles Markets Inc. "A"	7,200	99,144
J & J Snack Foods Corp.	2,400	125,640
Lancaster Colony Corp.	10,900	467,828
Lance, Inc.	11,600	199,636
M&F Worldwide Corp.*	5,200	69,472
Maui Land & Pineapple Co., Inc.*	1,900	72,352
Peet's Coffee & Tea, Inc.*	6,500	214,760
Ralcorp Holdings, Inc.	12,460	512,729
Sanderson Farms, Inc.	6,250	284,000
Seabord Corp.	100	166,400
Tootsie Roll Industries, Inc.	8,500	248,625
		5,363,943
Household Products 0.3%
Central Garden & Pet Co.*	7,800	383,136
CSS Industries, Inc.	1,850	62,604
Ennis, Inc.	12,400	224,688
Jarden Corp.*	11,350	611,992
Water Pik Technologies, Inc.*	3,100	59,055
WD-40 Co.	7,700	215,061
		1,556,536
Personal Products 0.4%
1-800 Contacts, Inc.*	2,100	40,677
Chattem, Inc.*	7,700	318,780
CNS, Inc.	6,800	155,380
Elizabeth Arden, Inc.*	9,700	226,883
Inter Parfums, Inc. (d)	2,100	40,719
Mannatech, Inc. (d)	7,100	135,042
Nature's Sunshine Products, Inc.	6,000	104,640
NBTY, Inc.*	21,100	547,334
Parlux Fragrances, Inc.*	3,100	85,777
Playtex Products, Inc.*	16,800	180,768
Revlon, Inc. "A"*	58,900	180,823
		2,016,823
	Shares	Value ($)

Tobacco 0.2%
Alliance One International, Inc.	29,200	175,492
Universal Corp.	10,168	445,155
Vector Group Ltd. (d)	10,894	202,302
		822,949
Energy 4.8%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc.*	4,600	283,176
Cal Dive International, Inc.*	16,546	866,514
CARBO Ceramics, Inc.	5,400	426,384
Crosstex Energy, Inc.	1,600	77,280
Dril-Quip, Inc.*	2,400	69,624
FX Energy, Inc.*	15,900	175,377
Global Power Equipment Group, Inc.*	17,100	135,945
Grey Wolf, Inc.*	75,300	557,973
Gulf Island Fabrication, Inc.	4,600	91,448
Hanover Compressor Co.*	29,400	338,394
Hydril*	7,400	402,190
Input/Output, Inc.*	24,300	152,604
Lone Star Technologies, Inc.*	11,336	515,788
Lufkin Industries, Inc.	6,400	230,272
Maverick Tube Corp.*	16,683	497,153
Oceaneering International, Inc.*	9,300	359,445
Offshore Logistics, Inc.*	8,200	269,288
Oil States International, Inc.*	15,200	382,584
Parker Drilling Co.*	43,800	307,038
RPC, Inc.	4,000	67,680
SEACOR Holdings, Inc.*	7,250	466,175
Superior Energy Services, Inc.*	28,801	512,658
TETRA Technologies, Inc.*	8,350	265,948
Todco "A"*	17,300	444,091
Universal Compression Holdings, Inc.*	8,400	304,416
Veritas DGC, Inc.*	13,000	360,620
W-H Energy Services, Inc.*	12,700	316,611
		8,876,676
Oil, Gas & Consumable Fuels 2.9%
ATP Oil & Gas Corp.*	8,300	194,220
Berry Petroleum Co. "A"	7,700	407,176
Bill Barrett Corp.*	5,660	167,423
Bois d'Arc Energy, Inc.*	3,200	47,200
Brigham Exploration Co.*	13,400	122,342
Cabot Oil & Gas Corp.	19,434	674,360
Callon Petroleum Co.*	7,000	103,460
Carrizo Oil & Gas, Inc.*	8,900	151,834
Cheniere Energy, Inc.*	19,000	590,900
Cimarex Energy Co.*	31,110	1,210,490
Clayton Williams Energy, Inc.	3,000	89,970
Comstock Resources, Inc.*	14,924	377,428
Delta Petroleum Corp.*	14,100	199,092
Edge Petroleum Corp.*	8,800	137,456
Encore Aquisition Co.*	12,000	492,000
Endeavour Inernational Corp.*	16,500	59,895
Energy Partners Ltd.*	11,900	311,899
EnergySouth, Inc.	1,200	33,252
Frontier Oil Corp.	21,418	628,618
Gasco Energy, Inc.*	20,600	76,220
	Shares	Value ($)

Giant Industries, Inc.*	5,700	205,200
Global Industries, Inc.*	37,100	315,350
Goodrich Petroleum Corp.*	5,400	111,132
Harvest Natural Resources, Inc.*	16,800	183,624
Holly Corp.	8,700	406,029
Houston Exploration Co.*	10,600	562,330
KCS Energy, Inc.*	18,700	324,819
McMoRan Exploration Co.* (d)	9,500	185,345
Meridian Resource Corp.*	30,300	144,834
Mission Resources Corp.*	20,600	166,242
Newpark Resources, Inc.*	30,725	230,438
Parallel Petroleum Corp.*	15,200	134,520
Penn Virginia Corp.	8,400	375,228
Petrohawk Energy Corp.*	12,300	132,840
Petroleum Development Corp.*	7,600	242,060
PetroQuest Energy, Inc.*	19,800	130,086
Pioneer Drilling Co.*	9,900	151,074
Quantum Fuel Systems Technologies Worldwide, Inc.*	21,700	108,500
Remington Oil & Gas Corp.*	8,000	285,600
Spinnaker Exploration Co.*	9,380	332,896
St. Mary Land & Exploration Co.	23,434	679,117
Stone Energy Corp.*	8,679	424,403
Swift Energy Co.*	10,420	373,245
Syntroleum Corp.*	17,400	178,524
Toreador Resources Corp.*	6,500	157,885
TransMontaigne, Inc.*	17,300	181,650
Tri-Valley Corp.* (d)	7,500	104,475
W&T Offshore, Inc.	6,120	147,308
Warren Resources, Inc.*	10,800	112,860
Whiting Petroleum Corp.*	11,000	399,410
World Fuel Services Corp.	9,700	227,077
		13,789,336
Financials 21.8%
Banks 9.8%
ABC Bancorp	4,560	82,445
Alabama National BanCorp.	6,000	392,220
AMCORE Financial, Inc.	9,413	281,260
Amegy Bancorporation, Inc.	31,000	693,780
AmericanWest Bancorp.*	2,390	47,681
Ames National Corp.	600	66,336
Anchor Bancorp Wisconsin, Inc.	8,400	254,184
Arrow Financial Corp.	3,780	105,235
BancFirst Corp.	900	78,291
BancorpSouth, Inc.	29,900	705,640
BancTrust Financial Group, Inc.	1,600	31,248
Bank Mutual Corp.	29,141	322,299
Bank of Granite Corp.	3,812	72,962
Bank of the Ozarks, Inc.	5,600	183,904
BankAtlantic Bancorp., Inc. "A"	17,200	325,940
BankUnited Financial Corp. "A"	12,400	335,296
Banner Corp.	4,300	120,443
Berkshire Hill Bancorp, Inc.	2,600	86,632
Boston Private Financial Holdings, Inc.	13,100	330,120
Camden National Corp.	3,100	101,525
Capital City Bank Group, Inc.	3,475	140,390
Capital Corp. of the West	4,320	119,880
Capitol Bancorp., Ltd.	3,900	131,079
	Shares	Value ($)

Cardinal Financial Corp.*	12,700	119,253
Cascade Bancorp	7,000	147,280
Cathay General Bancorp.	19,436	655,188
Center Financial Corp.	6,200	153,946
Central Coast Bancorp*	4,400	79,640
Central Pacific Financial Corp.	12,912	459,667
Charta Financial Corp.	1,500	52,410
Chemical Financial Corp.	11,244	372,289
Chittenden Corp.	18,626	506,627
Citizens & Northern Corp.	1,900	59,356
Citizens Banking Corp.	19,800	598,356
City Bank	3,174	98,457
City Holding Co.	7,900	288,508
Clifton Savings Bancorp, Inc.	2,700	28,512
Coastal Financial Corp.	3,630	53,506
CoBiz, Inc.	4,800	87,024
Columbia Bancorp	2,100	76,545
Columbia Banking System, Inc.	6,818	167,859
Commercial Capital Bancorp., Inc.	19,289	322,319
Commercial Federal Corp.	17,253	581,081
Community Bancorp.*	3,200	99,264
Community Bank System, Inc.	9,800	239,022
Community Banks, Inc. (d)	4,690	121,565
Community Trust Bancorp, Inc.	5,129	167,821
Corus Bankshares, Inc.	8,600	477,214
CVB Financial Corp.	20,658	406,549
Dime Community Bancshares	14,669	222,969
Farmers Capital Bank Corp.	1,700	58,888
Fidelity Bancshares, Inc.	10,800	286,416
Financial Institutions, Inc.	2,200	39,644
First BanCorp. North Carolina	4,350	96,265
First BanCorp. Puerto Rico	14,900	598,235
First Busey Corp.	5,100	98,481
First Charter Corp.	14,100	309,777
First Citizens BancShares, Inc.	2,700	390,285
First Commonwealth Financial Corp.	25,982	355,953
First Community Bancorp.	6,300	299,250
First Community Bancshares, Inc.	3,749	121,843
First Defiance Financial Corp.	1,300	34,697
First Financial Bankshares, Inc.	6,386	216,102
First Financial Corp.	4,110	118,080
First Financial Holdings, Inc.	4,200	125,622
First Indiana Corp.*	2,900	86,043
First Merchants Corp.	7,628	189,556
First Midwest Bancorp., Inc.	20,400	717,468
First Niagara Financial Group, Inc.	44,679	651,420
First Oak Brook Bancshares, Inc.	2,550	71,961
First Place Financial Corp.	3,900	78,351
First Republic Bank	7,950	280,874
First Source Corp.	3,981	91,324
First State Bancorp.	7,000	135,030
FirstFed Financial Corp.*	7,700	458,997
Flagstar Bancorp., Inc.	16,050	303,827
Flushing Financial Corp.	6,600	121,440
FNB Corp.-Pennsylvania (d)	23,400	459,810
FNB Corp.-Virginia	1,400	39,200
Franklin Bank Corp.*	5,700	106,932
Fremont General Corp.	24,400	593,652
Frontier Financial Corp.	9,188	232,076
GB&T Bancshares, Inc.	5,875	139,590
	Shares	Value ($)

Glacier Bancorp., Inc.	14,625	382,151
Gold Banc Corp, Inc.	19,300	280,815
Great Southern Bancorp, Inc.	3,200	100,128
Greater Bay Bancorp.	22,700	598,599
Hancock Holding Co.	12,300	423,120
Hanmi Financial Corp.	14,242	237,841
Harbor Florida Bancshares, Inc.	7,701	288,325
Harleysville National Corp.	10,046	232,665
Heartland Financial USA, Inc.	4,050	79,097
Heritage Commerce Corp.*	2,700	49,572
Hudson United Bancorp.	15,900	573,990
IBERIABANK Corp.	3,500	215,635
Independent Bank Corp. — Massachusetts	6,300	177,723
Independent Bank Corp.-Michigan	8,841	251,438
Integra Bank Corp.	8,222	185,982
Interchange Financial Services Corp.	4,950	90,833
Irwin Financial Corp.	9,000	199,710
ITLA Capital Corp.*	3,000	161,700
Kearny Financial Corp.*	6,600	77,880
KNBT Bancorp, Inc.	10,100	152,409
Lakeland Bancorp, Inc.	4,049	63,205
Lakeland Financial Corp.	1,300	52,884
Macatawa Bank Corp.	3,007	104,318
MAF Bancorp., Inc.	12,960	552,485
Main Street Banks, Inc.	7,100	180,766
MainSource Financial Group, Inc.	2,275	41,155
MBT Financial Corp.	4,000	77,000
MBT Financial, Inc.	10,300	410,249
Mercantile Bank Corp.	3,570	156,973
Mid-State Bancshares	9,600	266,592
Midwest Banc Holdings, Inc.	5,100	98,379
Nara Bancorp, Inc.	9,100	133,588
National Penn Bancshares, Inc.	13,066	326,389
NBC Capital Corp.	1,233	30,011
NBT Bancorp, Inc.	15,097	356,893
NetBank, Inc.	23,296	217,119
NewAlliance Bancshares, Inc.	41,400	581,670
Northern Empire Bancshares*	1,800	55,692
OceanFirst Financial Corp.	3,500	78,785
Old National Bancorp.	29,602	633,483
Old Second Bancorp, Inc.	4,198	122,120
Omega Financial Corp.	4,400	136,620
Oriental Financial Group, Inc.	8,142	124,247
Pacific Capital Bancorp.	20,244	750,648
Park National Corp.	5,550	613,275
PennRock Financial Services Corp.	2,256	80,968
Peoples Bancorp Inc.	5,895	157,691
PFF Bancorp., Inc.	6,990	211,727
Placer Sierra Bancshares	3,800	103,626
PrivateBancorp, Inc.	8,100	286,578
Prosperity Bancshares, Inc.	8,800	251,768
Provident Bancorp, Inc.*	16,578	200,760
Provident Bankshares Corp.	15,497	494,509
Provident Financial Holdings, Inc.	2,100	59,031
Provident Financial Services, Inc.	30,264	531,738
R & G Financial Corp. "B"	12,850	227,317
Renasant Corp.	2,500	76,900
Republic Bancorp., Inc. "A"	1,947	42,269
Republic Bancorp., Inc.	31,844	477,023
	Shares	Value ($)

Royal Bancshares of Pennsylvania, Inc. "A"	321	7,624
S&T Bancorp, Inc.	8,860	319,846
S.Y. Bancorp, Inc.	3,400	77,690
Sandy Spring Bancorp., Inc.	7,200	252,216
SCBT Financial Corp.	1,984	62,794
Seacoast Banking Corp. of Florida	4,760	93,724
Security Bank Corp.	2,000	45,800
Signature Bank*	4,200	102,480
Simmons First National Corp. "A"	4,500	121,995
Southside Bancshares, Inc.	2,264	46,412
Southwest Bancorp., Inc.	6,200	126,976
State Bancorp, Inc.	1,881	42,548
State Financial Services Corp. "A"	2,900	116,754
Sterling Bancorp.	6,684	142,703
Sterling Bancshares, Inc.	22,225	345,821
Sterling Financial Corp.-Pennsylvania	12,428	264,841
Sterling Financial Corp.-Spokane*	10,859	406,127
Suffolk Bancorp	3,100	100,099
Sun Bancorp, Inc.*	5,108	105,582
Susquehanna Bancshares, Inc.	21,147	520,005
SVB Financial Group*	15,300	732,870
Taylor Capital Group, Inc.	2,200	86,350
Texas Capital Bancshares, Inc.*	10,500	207,270
Texas Regional Bancshares, Inc. "A"	18,333	558,790
TierOne Corp.	9,400	255,022
Tompkins Trustco, Inc.	2,673	116,008
TriCo Bancshares	5,000	111,700
TrustCo Bank Corp.	35,883	468,632
Trustmark Corp.	21,600	632,016
U. S. B Holding Co., Inc.	3,908	91,447
UCBH Holdings, Inc.	38,900	631,736
UMB Financial Corp.	7,192	410,160
Umpqua Holdings Corp.	19,731	464,468
Union Bankshares Corp.	2,400	92,688
United Bankshares, Inc.	17,200	612,492
United Community Banks, Inc.	11,100	288,822
Univest Corp. of Pennsylvania	3,450	103,362
Unizan Financial Corp.	9,917	265,676
Vineyard National Bancorp. Co.	4,230	133,499
Virginia Commerce Bancorp, Inc.*	4,531	110,239
Virginia Financial Group, Inc.	1,900	66,671
W Holding Co., Inc.	40,000	408,800
Washington Trust Bancorp, Inc.	4,000	110,680
WesBanco, Inc.	8,500	255,170
West Bancorp., Inc.	4,305	80,934
West Coast Bancorp.	6,800	165,988
Westamerica Bancorp.	14,400	760,464
Western Sierra Bancorp*	1,500	50,775
Wilshire Bancorp, Inc.	7,500	107,475
Wintrust Financial Corp.	10,350	541,822
WSFS Financial Corp.	2,700	147,717
Yardville National Bancorp.	4,900	175,175
		46,231,125
Capital Markets 0.3%
Greenhill & Co., Inc.	3,800	153,938
Investment Technology Group, Inc.*	15,777	331,632
LaBranche & Co., Inc.*	21,400	134,820
Piper Jaffray Companies, Inc.*	8,000	243,440
	Shares	Value ($)

SWS Group, Inc.	6,111	104,987
Waddell & Reed Financial, Inc. "A"	27,800	514,300
		1,483,117
Consumer Finance 0.2%
ASTA Funding, Inc.	4,800	133,344
Cash America International, Inc.	11,400	229,368
Collegiate Funding Services*	3,900	56,862
E-LOAN, Inc.*	27,500	91,850
Encore Capital Group, Inc.*	6,900	117,300
World Acceptance Corp.*	8,800	264,440
		893,164
Diversified Financial Services 2.3%
Accredited Home Lenders Holding Co.*	7,400	325,600
ACE Cash Express, Inc.*	4,900	125,244
Advance America Cash Advance Centers, Inc.	26,350	421,600
Advanta Corp. "B"	9,100	256,256
Apollo Investment Corp.	25,323	466,703
Archipelago Holdings, Inc.*	11,000	428,890
Ares Capital Corp.	9,600	171,168
Asset Acceptance Capital Corp.*	3,100	80,321
Bankrate, Inc.*	3,500	70,490
BKF Capital Group, Inc.	2,000	75,820
Brookline Bancorp, Inc.	28,435	462,353
Calamos Asset Management, Inc. "A"	10,500	286,020
Capital Southwest Corp.	700	62,769
CharterMac	19,600	430,416
Cohen & Steers, Inc.	2,000	41,220
CompuCredit Corp.*	8,593	294,568
Credit Acceptance Corp.*	3,900	58,071
Danielson Holding Corp.*	34,610	421,204
Doral Financial Corp.	32,700	540,858
Federal Agricultural Mortgage Corp. "C"	5,800	127,890
Financial Federal Corp.	7,100	274,344
First Financial Bancorp.	11,342	214,364
Gabelli Asset Management, Inc. "A"	3,500	154,665
GFI Group, Inc.*	3,640	129,584
Gladstone Capital Corp.	5,400	126,360
Harris & Harris Group, Inc.* (d)	8,600	102,426
Horizon Financial Corp.	4,700	104,340
International Securities Exchange, Inc.*	3,300	82,863
Knight Capital Group, Inc. "A"*	42,700	325,374
MCG Capital Corp.	21,500	367,220
Metris Companies, Inc.*	21,300	307,998
Nasdaq Stock Market, Inc.*	16,500	311,190
National Financial Partners Corp.	14,200	555,788
NCP Litigation Trust*	700	0
NGP Capital Resources Co.	6,900	103,017
Northwest Bancorp, Inc.	5,900	125,434
Ocwen Financial Corp.* (d)	16,600	112,216
optionsXpress Holdings, Inc.*	8,510	129,352
Partners Trust Financial Group, Inc.	15,895	169,759
Peapack-Gladstone Financial Corp.	1,793	49,666
PennFed Financial Services, Inc.	4,600	77,648
PHH Corp.*	19,500	501,540
PICOHoldings, Inc.*	2,400	71,424
	Shares	Value ($)

Portfolio Recovery Associates, Inc.*	7,000	294,140
Resource America, Inc.	7,000	269,710
Sanders Morris Harris Group, Inc.	3,200	55,040
Santander BanCorp	1,331	33,355
Stifel Financial Corp.*	1,900	45,904
TNS, Inc.*	3,900	91,143
Tradestation Group, Inc.*	10,500	90,090
United Community Financial Corp.	13,542	148,149
United PanAm Financial Corp.*	2,400	65,784
		10,637,348
Insurance 2.2%
21st Century Insurance Group	9,500	140,980
Affirmative Insurance Holdings, Inc.	5,600	88,760
Alfa Corp.	13,200	194,304
American Equity Investment Life Holding Co.	15,272	181,431
American Physicians Capital, Inc.*	4,200	156,030
Argonaut Group, Inc.*	10,400	240,136
Baldwin & Lyons, Inc.	2,925	70,492
Bristol West Holdings, Inc.	6,000	109,800
Ceres Group, Inc.*	9,200	55,936
Citizens, Inc.* (d)	11,958	72,944
CNA Surety Corp.*	3,500	51,975
Crawford & Co. "B"	6,500	48,230
Delphi Financial Group, Inc. "A"	11,454	505,694
Direct General Corp.	7,800	145,158
Donegal Group, Inc. "A"	1,733	34,591
EMC Insurance Group Inc.	900	16,272
Enstar Group, Inc.*	1,200	81,336
FBL Financial Group, Inc.	4,216	116,404
First Acceptance Corp.	5,500	52,030
FPIC Insurance Group, Inc.*	5,100	149,583
Great American Financial Resources, Inc.	1,000	19,810
Harleysville Group, Inc.	7,400	154,586
Hilb, Rogal & Hobbs Co.	13,300	457,520
Horace Mann Educators Corp.	18,368	345,686
Infinity Property & Casualty Corp.	9,600	334,848
Kansas City Life Insurance Co.	1,200	57,660
KMG America Corp.*	5,440	54,074
LandAmerica Financial Group, Inc.	7,200	427,464
National Western Life Insurance Co. "A"*	700	135,723
Navigators Group, Inc.*	2,600	89,882
Odyssey Re Holdings Corp.	2,400	59,232
Ohio Casualty Corp.*	27,442	663,548
Phoenix Companies, Inc. (d)	37,800	449,820
PMA Capital Corp. "A"*	16,000	141,280
Presidential Life Corp.	10,000	171,100
ProAssurance Corp.*	11,227	468,839
RLI Corp.	9,000	401,400
Safety Insurance Group, Inc.	5,600	189,056
Selective Insurance Group, Inc.	12,400	614,420
State Auto Financial Corp.	4,300	133,472
Stewart Information Services Corp.	6,300	264,600
The Midland Co.	3,100	109,089
Tower Group, Inc.	8,800	137,544
Triad Guaranty, Inc.*	3,800	191,482
U.S.I. Holdings Corp.*	17,200	221,536
UICI	15,700	467,389
	Shares	Value ($)

United Fire & Casualty Co.	6,800	302,056
Universal American Financial Corp.*	11,900	269,178
Zenith National Insurance Corp.	5,700	386,802
		10,231,182
Real Estate 7.0%
Aames Investment Corp. (REIT)	13,200	128,304
Acadia Realty Trust (REIT)	10,700	199,555
Affordable Residential Communities (REIT)	9,674	129,148
Agree Realty Corp. (REIT)	1,200	36,300
Alexander's, Inc. (REIT)*	800	199,000
Alexandria Real Estate Equities, Inc. (REIT)	8,700	639,015
American Campus Communities, Inc. (REIT)	6,700	151,956
American Home Mortgage Investment Corp. (REIT)	13,135	459,200
Amli Residential Properties Trust (REIT)	9,200	287,592
Anthracite Capital, Inc. (REIT)	20,900	247,665
Anworth Mortgage Asset Corp. (REIT)	15,300	150,552
Arbor Realty Trust, Inc. (REIT)	4,600	132,020
Ashford Hospitality Trust (REIT)	17,700	191,160
Avatar Holdings, Inc.* (d)	2,600	130,702
Bedford Property Investors, Inc. (REIT)	5,800	133,516
Bimini Mortgage Management, Inc. "A", (REIT)	10,900	153,690
BioMed Realty Trust, Inc. (REIT)	11,000	262,350
Boykin Lodging Co. (REIT)*	9,900	132,660
Brandywine Realty Trust (REIT)	22,200	680,430
California Coastal Communities, Inc.*	2,160	74,239
Capital Automotive (REIT)	17,400	664,158
Capital Lease Funding, Inc. (REIT)	6,200	67,270
Capital Trust, Inc. "A", (REIT)	3,300	110,253
Cedar Shopping Centers, Inc. (REIT)	8,700	128,325
Colonial Properties Trust (REIT)	16,097	708,268
Commercial Net Lease Realty (REIT)	18,100	370,507
Consolidated-Tomoka Land Co.	2,600	223,600
Corporate Office Properties Trust (REIT)	13,400	394,630
Correctional Properties Trust (REIT)	4,400	124,520
Cousins Properties, Inc. (REIT)	16,600	491,028
CRIIMI MAE, Inc. (REIT)*	4,660	101,821
CRT Properties, Inc. (REIT)	15,400	420,420
DiamondRock Hospitality Co. (REIT)	6,600	74,580
Digital Realty Trust, Inc. (REIT)	4,800	83,424
EastGroup Properties, Inc. (REIT)	7,800	328,458
ECC Capital Corp. (REIT)	22,080	147,053
Education Realty Trust, Inc. (REIT)	10,190	186,477
Entertainment Properties Trust (REIT)	8,975	412,850
Equity Inns, Inc. (REIT)	22,200	295,260
Equity Lifestyle Properties, Inc. (REIT)	8,200	326,032
Equity One, Inc. (REIT)	14,750	334,825
Extra Space Storage, Inc. (REIT)	15,100	216,383
FelCor Lodging Trust, Inc. (REIT)*	19,431	281,361
Fieldstone Investment Corp. (REIT)	16,800	241,920
First Industrial Realty Trust, Inc. (REIT)	18,800	750,120
	Shares	Value ($)

First Potomac Realty Trust (REIT)	4,800	119,040
Gables Residential Trust (REIT)	13,420	580,146
Getty Realty Corp. (REIT)	5,700	157,890
Glenborough Realty Trust, Inc. (REIT)	9,951	204,891
Glimcher Realty Trust (REIT)	13,400	371,850
GMH Communities Trust (REIT)	15,500	214,675
Government Properties Trust, Inc. (REIT)	12,300	119,556
Gramercy Capital Corp. (REIT)	3,600	88,056
Heritage Property Investment Trust (REIT)	9,200	322,184
Hersha Hospitality Trust (REIT)	4,300	41,022
Highland Hospitality Corp. (REIT)	17,100	178,695
Highwoods Properties, Inc. (REIT)	24,100	717,216
Home Properties, Inc. (REIT)	13,200	567,864
HomeBanc Corp. (REIT)	18,400	167,256
Impac Mortgage Holdings, Inc. (REIT) (d)	29,200	544,580
Inland Real Estate Corp. (REIT)	29,900	480,792
Innkeepers USA Trust (REIT)	13,800	206,172
Investors Real Estate Trust (REIT)	14,000	135,240
Jones Lang LaSalle, Inc.*	14,042	621,078
Kilroy Realty Corp. (REIT)	13,200	626,868
Kite Realty Group Trust (REIT)	9,400	141,000
La Quinta Corp.*	72,175	673,393
LaSalle Hotel Properties (REIT)	10,800	354,348
Lexington Corporate Properties Trust (REIT)	21,000	510,510
LTC Properties, Inc. (REIT)	7,600	157,320
Luminent Mortgage Capital, Inc. (REIT)	15,714	169,554
Maguire Properties, Inc. (REIT)	16,100	456,274
Meristar Hospitality Corp. (REIT)*	31,844	273,858
MFA Mortgage Investments, Inc. (REIT)	31,900	237,655
Mid-America Apartment Communities, Inc.	8,100	367,902
MortgageIT Holdings, Inc. (REIT)	8,100	147,825
National Health Investors, Inc. (REIT)	10,500	294,735
Nationwide Health Properties, Inc. (REIT)	29,700	701,217
Newcastle Investment Corp. (REIT)	16,500	497,475
NorthStar Realty Finance Corp. (REIT)	4,500	47,205
Novastar Financial, Inc. (REIT) (d)	10,300	403,245
OMEGA Healthcare Investors, Inc. (REIT)	17,700	227,622
Parkway Properties, Inc. (REIT)	5,900	295,059
Pennsylvania Real Estate Investment Trust (REIT)	15,912	755,820
Post Properties, Inc. (REIT)	14,700	530,817
Prentiss Properties Trust (REIT)	20,100	732,444
PS Business Parks, Inc. (REIT)	6,400	284,480
RAIT Investment Trust (REIT)	11,100	332,445
Ramco-Gershenson Properties Trust (REIT)	7,600	222,528
Redwood Trust, Inc. (REIT)	6,900	356,040
Saul Centers, Inc. (REIT)	3,500	127,225
Saxon Capital, Inc. (REIT)	22,500	384,075
Senior Housing Properties Trust (REIT)	22,100	417,911
Sizeler Property Investors, Inc. (REIT)	4,300	56,760
Sovran Self Storage, Inc. (REIT)	7,000	318,220
	Shares	Value ($)

Spirit Finance Corp. (REIT)	25,860	303,855
Strategic Hotel Capital, Inc. (REIT)	9,900	178,200
Sun Communities, Inc. (REIT)	6,900	256,611
Sunstone Hotel Investors, Inc. (REIT)	11,400	276,564
Tanger Factory Outlet Centers, Inc. (REIT)	10,200	274,686
Tarragon Corp.* (d)	5,650	142,662
Taubman Centers, Inc. (REIT)	18,900	644,301
Town & Country Trust (REIT)	5,600	159,656
Trammell Crow Co.*	12,600	305,424
Trustreet Properties, Inc. (REIT)	23,900	396,979
U-Store-It Trust (REIT)	14,700	280,035
Universal Health Realty Income Trust (REIT)	6,300	240,093
Urstadt Biddle Properties "A", (REIT)	5,900	102,188
Washington Real Estate Investment Trust (REIT)	17,300	539,760
Winston Hotels, Inc. (REIT)	10,100	113,726
ZipRealty, Inc.*	3,500	44,940
		33,202,310
Health Care 12.4%
Biotechnology 2.4%
Aastrom Biosciences, Inc.*	39,400	123,322
Albany Molecular Research, Inc.*	12,000	168,000
Alexion Pharmaceuticals, Inc.*	10,935	251,942
Alkermes, Inc.*	35,600	470,632
Antigenics, Inc. (d)	15,300	82,773
Applera Corp.-Celera Genomics Group*	28,300	310,451
Arena Pharmaceuticals, Inc.	17,000	115,940
ARIAD Pharmaceuticals, Inc.*	23,700	157,842
ArQule, Inc.*	9,500	61,560
Barrier Therapeutics, Inc.*	7,300	57,889
Bio-Rad Laboratories, Inc. "A"*	6,500	384,865
Cell Genesys, Inc.* (d)	22,500	120,375
Corixa Corp.*	29,806	130,550
CuraGen Corp.* (d)	20,000	102,800
Curis, Inc.*	22,600	88,140
deCODE genetics, Inc.*	24,100	226,299
Dendreon Corp.* (d)	26,900	140,687
Digene Corp.*	6,900	190,992
Discovery Laboratories, Inc.*	23,900	174,231
Diversa Corp.*	8,600	44,806
Enzo Biochem, Inc.*	9,237	165,620
EPIX Pharmaceuticals, Inc.*	11,600	102,660
Exelixis, Inc.*	27,300	202,839
Eyetech Pharmaceuticals, Inc.*	12,200	154,208
Genitope Corp.*	11,500	147,660
Geron Corp.* (d)	19,600	151,704
Human Genome Sciences, Inc.*	51,900	601,002
ICOS Corp.*	24,100	510,197
Illumina, Inc.*	15,900	191,913
ImmunoGen, Inc.*	17,579	101,782
Incyte Corp.*	31,700	226,655
InterMune, Inc.*	12,400	161,696
Isis Pharmaceuticals, Inc.*	26,768	104,663
Lexicon Genetics, Inc.*	23,622	116,693
LifeCell Corp.*	13,500	213,435
Luminex Corp.*	8,900	87,576
	Shares	Value ($)

Martek Biosciences Corp.*	12,000	455,400
Medarex, Inc.*	41,300	344,029
Meridian Bioscience, Inc.	5,800	109,910
Momenta Pharmaceutical, Inc.*	4,300	85,011
Nabi Biopharmaceuticals*	25,733	391,914
Neurocrine Biosciences, Inc.*	13,900	584,634
Onyx Pharmaceuticals, Inc.*	13,700	327,156
Orchid Cellmark, Inc.*	11,500	124,315
Regeneron Pharmaceuticals, Inc.*	16,400	137,596
Seattle Genetics, Inc.*	13,600	72,896
Serologicals Corp.*	15,300	325,125
StemCells, Inc.*	28,300	119,143
Tanox, Inc.*	11,600	135,952
Telik, Inc.*	20,500	333,330
ThermoGenesis Corp.*	14,900	64,815
Transkaryotic Therapies, Inc.*	11,445	418,658
Trimeris, Inc.*	8,402	83,852
Vertex Pharmaceuticals, Inc.*	36,400	612,976
ViaCell, Inc.*	5,100	54,315
Virologic, Inc.*	41,100	101,928
Vnus Medical Technologies, Inc.*	4,100	49,323
		11,576,677
Health Care Equipment & Supplies 4.0%
Abaxis, Inc.*	8,700	94,656
ABIOMED, Inc.*	7,400	63,270
Adeza Biomedical Corp.*	3,200	54,336
Advanced Neuromodulation Systems, Inc.*	7,900	313,472
Align Technology, Inc.*	24,400	179,828
Alliance Imaging, Inc.*	7,000	73,220
American Medical Systems Holdings, Inc.*	25,700	530,705
Analogic Corp.	6,100	306,952
AngioDynamics, Inc.*	1,800	39,132
Animas Corp.* (d)	3,600	72,540
Arrow International, Inc.	8,200	261,580
ArthroCare Corp.*	8,800	307,472
Aspect Medical Systems, Inc.*	5,900	175,466
Bio-Reference Laboratories, Inc.*	4,900	68,012
Biosite, Inc.*	6,215	341,763
Candela Corp.	11,200	117,040
Cepheid, Inc.*	17,100	125,514
Computer Programs & Systems, Inc.	3,800	141,626
Conmed Corp.*	13,361	411,118
Cyberonics, Inc.*	8,051	349,333
Cypress Bioscience, Inc.*	13,900	183,480
Datascope Corp.	4,106	136,935
Diagnostic Products Corp.	9,300	440,169
Dionex Corp.*	7,860	342,775
DJ Orthopedics, Inc.*	7,700	211,211
Encore Medical Corp.*	19,500	108,225
Excel Technology, Inc.*	4,135	100,481
Foxhollow Technologies, Inc.*	4,800	183,696
Haemonetics Corp.*	9,500	386,080
HealthTronics, Inc.*	15,300	198,747
Hologic, Inc.*	9,100	361,725
I-Flow Corp.*	9,200	153,088
ICU Medical, Inc.*	5,200	167,284
Immucor, Inc.*	17,762	514,210
Integra LifeSciences Holdings Corp.*	9,400	274,480
	Shares	Value ($)

Intermagnetics General Corp.*	11,804	363,091
IntraLase Corp.*	4,200	82,404
Intuitive Surgical, Inc.*	13,450	627,308
Invacare Corp.	11,200	496,832
Inverness Medical Innovations, Inc.*	6,000	163,800
IRIS International, Inc.*	7,700	137,060
Kensey Nash Corp.*	4,900	148,176
Kyphon, Inc.*	10,500	365,295
Landauer, Inc.	3,600	186,876
Laserscope*	7,300	302,512
Maxygen, Inc.*	8,100	55,566
Mentor Corp.	12,792	530,612
Merit Medical System, Inc.*	11,144	171,729
Mine Safety Appliances Co.	10,800	498,960
Myriad Genetics, Inc.*	12,400	194,060
Nanogen, Inc.* (d)	23,000	88,320
Neurometrix, Inc.*	3,500	70,105
Northfield Laboratories, Inc.* (d)	11,200	160,272
NuVasive, Inc.*	7,800	129,636
OraSure Technologies, Inc.*	20,200	201,798
Pain Therapeutics, Inc.*	12,000	81,000
Palomar Medical Technologies, Inc.*	7,700	184,184
PolyMedica Corp.	11,000	392,260
PSS World Medical, Inc.*	26,463	329,464
Somanetics Corp.*	5,100	114,597
SonoSite, Inc.*	7,028	218,149
Specialty Laboratories, Inc.*	3,000	25,230
Star Scientific, Inc.* (d)	15,300	68,391
STERIS Corp.*	27,500	708,675
SurModics, Inc.*	6,800	294,916
Sybron Dental Specialties, Inc.*	15,000	564,300
Symmetry Medical, Inc.*	4,800	112,992
Thoratec Corp.*	18,160	278,574
TriPath Imaging, Inc.*	14,100	120,696
Varian, Inc.*	14,728	556,571
Ventana Medical Systems, Inc.*	12,192	490,484
Viasys Healthcare, Inc.*	11,500	259,785
Vital Signs Inc	2,000	86,640
West Pharmaceutical Services, Inc.	10,972	307,765
Wilson Greatbatch Technologies, Inc.*	8,600	205,540
Wright Medical Group, Inc.*	12,400	331,080
Young Innovations, Inc.	1,100	41,063
Zoll Medical Corp.*	4,900	124,705
		18,661,094
Health Care Providers & Services 3.1%
Allied Healthcare International, Inc.*	8,800	62,304
Allscripts Healthcare Solutions, Inc.*	12,900	214,269
Amedisys, Inc.*	6,200	228,036
America Service Group, Inc.*	5,400	85,590
American Dental Partners, Inc.*	1,900	46,379
American Healthways, Inc.*	12,900	545,283
American Retirement Corp.*	12,500	182,750
AMN Healthcare Services, Inc.*	6,200	93,186
AmSurg Corp.*	12,200	337,818
Apria Healthcare Group, Inc.*	19,600	678,944
Beverly Enterprises, Inc.*	42,777	544,979
BioScrip, Inc.*	11,000	66,000
Bruker BioSciences Corp.*	9,700	38,703
	Shares	Value ($)

Centene Corp.*	16,600	557,428
Chemed Corp.	11,000	449,680
CorVel Corp.*	2,500	62,800
Cross Country Healthcare, Inc.*	14,700	249,900
Dendrite International, Inc.*	15,724	216,991
Eclipsys Corp.*	16,406	230,832
Genesis HealthCare Corp.*	7,850	363,298
Gentiva Health Services, Inc.*	11,100	198,246
HealthExtras, Inc.*	9,700	194,679
Hooper Holmes, Inc.	23,400	97,110
Horizon Health Corp.*	5,400	126,306
IDX Systems Corp.*	8,900	268,246
Kindred Healthcare, Inc.*	10,600	419,866
LabOne, Inc.*	8,000	318,480
LCA-Vision, Inc.	7,600	368,296
Lifeline Systems, Inc.*	3,900	125,268
Magellan Health Services, Inc.*	10,700	377,817
Matria Healthcare, Inc.*	7,200	232,056
MedCath Corp.*	3,800	105,602
Merge Technologies, Inc.*	6,100	114,375
Molina Healthcare, Inc.*	3,600	159,336
National Healthcare Corp.	2,000	70,620
NDCHealth Corp.	13,389	240,600
NeighborCare, Inc.*	16,500	547,305
OCA, Inc.* (d)	26,900	50,572
Odyssey Healthcare, Inc.*	15,875	228,918
Option Care, Inc.	10,700	150,870
Owens & Minor, Inc.	14,700	475,545
PainCare Holdings, Inc.*	21,000	90,930
PAREXEL International Corp.*	11,760	233,436
Pediatrix Medical Group, Inc.*	9,000	661,860
Per-Se Technologies, Inc.*	10,533	221,404
PRA International*	3,700	99,086
Priority Health Corp. "B"*	13,200	334,752
Psychiatric Solutions, Inc.*	7,600	370,196
Quality Systems, Inc.	3,000	142,140
Radiation Therapy Services, Inc.*	3,600	95,580
RehabCare Group, Inc.*	7,100	189,783
Res-Care, Inc.*	6,200	84,072
SFBC International, Inc.*	6,900	266,547
Sunrise Senior Living, Inc.*	5,925	319,831
Symbion, Inc.*	5,600	133,560
U.S. Physical Therapy, Inc.*	6,300	120,834
United Surgical Partners International, Inc.*	12,300	640,584
VistaCare, Inc. "A"*	5,700	105,279
WellCare Health Plans, Inc.*	6,600	234,366
		14,469,523
Pharmaceuticals 2.9%
Abgenix, Inc.*	33,400	286,572
Adolor Corp.*	17,800	164,650
Alpharma, Inc. "A"	14,990	216,905
Amylin Pharmaceuticals, Inc.* (d)	40,100	839,293
Andrx Corp.*	27,700	562,587
Array BioPharma, Inc.*	15,400	97,020
AtheroGenics, Inc.*	14,800	236,504
AVANIR Pharmaceuticals "A"*	36,800	103,040
Bentley Pharmaceuticals, Inc.*	6,100	66,795
Bioenvision, Inc.*	18,400	133,952
	Shares	Value ($)

BioMarin Pharmaceutical, Inc.*	29,528	221,165
Bone Care International, Inc.*	7,800	257,166
Cell Therapeutics, Inc.* (d)	30,650	83,062
Connetics Corp.*	12,711	224,222
Conor Medsystems, Inc.*	5,450	83,658
Cubist Pharmaceuticals, Inc.*	22,657	298,393
CV Therapeutics, Inc.*	14,022	314,373
DOV Pharmaceutical, Inc.*	10,200	190,332
Durect Corp.* (d)	18,200	92,638
DUSA Pharmaceuticals, Inc.*	7,800	72,540
Encysive Pharmaceuticals, Inc.*	23,146	250,208
Enzon Pharmaceuticals, Inc.*	20,600	133,488
First Horizon Pharmaceutical Corp.*	12,000	228,480
Hi-Tech Pharmacal Co., Inc.*	2,700	86,022
Idenix Pharmaceuticals, Inc.*	3,700	80,216
Impax Laboratories, Inc.*	19,600	307,720
Inspire Pharmaceuticals, Inc.*	19,200	161,664
Ista Pharmaceuticals, Inc.*	7,800	64,896
K-V Pharmaceutical Co. "A"*	14,550	243,712
Keryx Biopharmaceuticals, Inc.*	10,900	143,880
Ligand Pharmaceuticals, Inc. "B"*	33,400	232,130
Mannkind Corp.* (d)	4,200	42,210
Medicines Co.*	21,000	491,190
Medicis Pharmaceutical Corp. "A"	20,700	656,811
MGI Pharma, Inc.*	27,300	594,048
Nastech Pharmaceutical Co., Inc.*	8,600	122,378
Nektar Therapeutics*	32,600	548,984
NeoPharm, Inc.*	8,786	87,772
Neurogen Corp.*	7,900	53,878
Nitromed, Inc.*	4,500	87,525
Noven Pharmaceuticals, Inc.*	10,900	190,532
NPS Pharmaceuticals, Inc.*	15,670	177,854
Nuvelo, Inc.*	13,833	106,929
Par Pharmaceutical Companies, Inc.*	13,600	432,616
Penwest Pharmaceuticals Co.*	10,400	122,928
Perrigo Co.	31,498	439,082
Pharmion Corp.*	9,100	211,211
Pozen, Inc.*	11,300	92,660
Prestige Brands Holdings, Inc.*	9,760	190,320
Progenics Pharmaceuticals, Inc.*	5,900	123,074
Renovis, Inc.*	8,700	132,849
Rigel Pharmaceuticals, Inc.*	9,100	181,272
Salix Pharmaceuticals Ltd.*	14,550	256,953
Savient Pharmaceuticals, Inc.*	29,360	129,478
SuperGen, Inc.* (d)	22,783	112,548
United Therapeutics Corp.*	8,328	401,410
USANA Health Sciences, Inc.*	4,900	207,270
Vicuron Pharmaceuticals, Inc.*	25,200	703,080
ZymoGenetics, Inc.*	9,100	160,160
		13,534,305
Industrials 14.9%
Aerospace & Defense 1.5%
AAR Corp.*	14,850	233,293
Applied Signal Technology, Inc.	5,700	108,528
ARGON ST, Inc.*	3,250	115,375
Armor Holdings, Inc.*	12,941	512,593
BE Aerospace, Inc.*	24,700	386,061
Ceradyne, Inc.*	9,375	225,656
	Shares	Value ($)

Cubic Corp.	5,900	104,666
Curtiss-Wright Corp.	9,400	507,130
DRS Technologies, Inc.	9,951	510,287
EDO Corp.	6,300	188,433
Engineered Support Systems, Inc.	15,937	571,023
Esterline Technologies Corp.*	9,200	368,736
GenCorp, Inc.*	19,883	382,947
HEICO Corp.	7,000	163,870
Herley Industries, Inc.*	7,100	129,504
Hexcel Corp.*	17,000	287,640
Innovative Solutions & Support, Inc.*	4,300	144,351
Kaman Corp. "A"	6,900	124,476
Mercury Computer Systems, Inc.*	8,522	233,247
Moog, Inc. "A"*	15,075	474,712
MTC Technologies, Inc.*	3,100	114,173
Orbital Sciences Corp.*	20,760	205,524
Sequa Corp. "A"*	2,000	132,340
Teledyne Technologies, Inc.*	13,722	447,063
Triumph Group, Inc.*	6,000	208,560
United Industrial Corp.	5,000	178,700
		7,058,888
Air Freight & Logistics 0.3%
ABX Air, Inc.*	19,900	162,185
Dynamex, Inc.*	2,680	45,667
EGL, Inc.*	16,829	341,966
Forward Air Corp.	12,038	340,300
Hub Group, Inc. "A"*	7,000	175,350
P. A. M Transportation Services, Inc.*	526	8,842
Pacer International, Inc.*	13,400	291,986
Universal Truckload Services, Inc.*	4,710	79,552
		1,445,848
Airlines 0.5%
Airtran Holdings, Inc.*	32,500	299,975
Alaska Air Group, Inc.*	11,100	330,225
America West Holdings Corp. "B"* (d)	18,000	108,000
Continental Airlines, Inc. "B"* (d)	25,500	338,640
Delta Air Lines, Inc.* (d)	46,600	175,216
ExpressJet Holdings, Inc.*	20,500	174,455
Frontier Airlines, Inc.*	16,829	173,844
Mesa Air Group, Inc.* (d)	16,000	107,360
Northwest Airlines Corp. "A"* (d)	31,400	143,184
Pinnacle Airlines Corp.* (d)	10,900	93,631
SkyWest, Inc.	25,600	465,408
World Air Holdings, Inc.*	11,400	133,608
		2,543,546
Building Products 1.1%
Apogee Enterprises, Inc.	13,500	207,495
Beacon Roofing Supply, Inc.*	5,472	143,914
BlueLinx Holdings, Inc.	6,730	71,203
Comfort Systems USA, Inc.*	12,200	80,276
Drew Industries, Inc.*	3,900	177,060
Eagle Materials, Inc.	7,900	731,461
ElkCorp.	7,960	227,258
Griffon Corp.*	10,070	223,554
Jacuzzi Brands, Inc.*	29,014	311,320
Lennox International, Inc.	20,118	425,898
	Shares	Value ($)

Levitt Corp. "A"	7,625	228,140
LSI Industries Inc.	10,475	146,021
NCI Building Systems, Inc.*	9,500	311,600
Orleans Homebuilders, Inc.	1,500	35,190
Palm Harbor Homes, Inc.* (d)	4,850	91,326
Simpson Manufacturing Co., Inc.	16,300	497,965
Trex Co, Inc.*	4,400	113,080
Universal Forest Products, Inc.	7,200	298,440
Willian Lyon Homes, Inc.*	1,400	135,814
York International Corp.	16,100	611,800
		5,068,815
Commercial Services & Supplies 4.0%
ABM Industries, Inc.	14,000	273,000
Administaff, Inc.	7,700	182,952
American Ecology Corp.	6,700	119,930
Angelica Corp.	4,400	107,844
aQuantive, Inc.*	21,800	386,296
Banta Corp.	10,000	453,600
Bowne & Co., Inc.	16,700	241,482
Brady Corp. "A"	15,000	465,000
Bright Horizons Family Solutions, Inc.*	11,700	476,424
Calgon Carbon Corp.	13,300	117,705
Casella Waste Systems, Inc. "A"*	9,300	111,600
CCC Information Services Group*	4,451	106,601
CDI Corp.	5,000	109,600
Central Parking Corp.	6,450	88,688
Century Business Services, Inc.*	25,328	102,578
Cenveo Inc.*	17,180	129,881
Clark, Inc.	8,000	114,640
Clean Harbors, Inc.*	6,700	145,256
Coinstar, Inc.*	10,028	227,535
Consolidated Graphics, Inc.*	4,200	171,234
Corrections Corp. of America*	15,493	608,100
CoStar Group, Inc.*	7,500	327,000
CRA International, Inc.*	4,700	253,095
DiamondCluster International, Inc.*	10,600	119,780
Duratek, Inc.*	5,400	125,172
Educate, Inc.*	5,200	73,580
Electro Rent Corp.*	6,500	94,510
Euronet Worldwide, Inc.*	13,400	389,538
Exponent, Inc.*	1,800	51,444
FTI Consulting, Inc.*	15,900	332,310
G & K Services, Inc. "A"	8,072	304,557
Geo Group, Inc.*	3,900	97,695
Gevity HR, Inc.	12,300	246,369
Greg Manning Auctions, Inc.* (d)	3,200	38,240
Healthcare Services Group, Inc.	12,225	245,478
Heidrick & Struggles International, Inc.*	8,744	228,044
Hudson Highland Group, Inc.*	9,900	154,341
Imagistics International, Inc.*	5,900	165,200
infoUSA, Inc.	15,900	186,030
Jackson Hewitt Tax Service, Inc.	15,200	359,328
John H. Harland Co.	12,600	478,800
Kelly Services, Inc. "A"	8,900	254,896
Kforce, Inc.*	15,600	131,976
Korn/Ferry International*	12,623	224,058
Labor Ready, Inc.*	16,700	389,277
Learning Tree International, Inc.*	3,583	43,068
	Shares	Value ($)

LECG Corp.*	4,700	99,922
LoJack Corp.*	8,300	145,748
Mobile Mini, Inc.*	6,674	230,120
Morningstar, Inc.*	4,100	115,415
Navigant Consulting, Inc.*	18,075	319,204
NCO Group, Inc.*	12,511	270,613
Nu Skin Enterprises, Inc. "A"	20,744	483,335
NuCo2, Inc.*	5,500	141,185
Nutri/System, Inc.*	10,000	147,600
Presstek, Inc.*	14,000	158,480
PRG-Schultz International, Inc.*	17,197	48,496
Providence Service Corp.*	2,540	63,068
Resources Connection, Inc.*	18,700	434,401
Rollins, Inc.	13,575	272,043
School Specialty, Inc.*	10,400	483,600
Senomyx, Inc.*	9,720	160,477
SOURCECORP, Inc.*	7,483	148,313
Spherion Corp.*	22,543	148,784
Standard Register Co.	5,200	82,212
Stewart Enterprises, Inc. "A"	39,900	260,946
Strayer Education, Inc.	6,260	539,988
Taser International, Inc.* (d)	23,000	230,920
TeleTech Holdings, Inc.*	15,200	123,880
Tetra Tech, Inc.*	22,616	305,994
The Advisory Broad Co.*	8,100	394,794
TRM Corp.*	5,400	90,828
United Stationers, Inc.*	14,451	709,544
Valence Technology, Inc.* (d)	23,800	66,640
Ventiv Health, Inc.*	9,400	181,232
Viad Corp.	7,600	215,384
Viisage Technology, Inc.* (d)	17,000	76,160
Volt Information Sciences, Inc.*	2,400	56,952
Waste Connections, Inc.*	18,650	695,458
Waste Services, Inc.*	19,400	74,496
Watson Wyatt & Co. Holdings	12,700	325,501
Wright Express Corp.*	18,200	336,154
		18,691,619
Construction & Engineering 1.0%
Brookfield Homes Corp.	6,700	305,520
Comstock Homebuilding Companies., Inc. "A"*	2,600	62,972
Dycom Industries, Inc.*	19,366	383,640
EMCOR Group, Inc.*	5,500	268,950
Granite Construction, Inc.	15,250	428,525
Insituform Technologies, Inc.*	12,790	205,024
Layne Christensen Co.*	2,700	53,636
Perini Corp.*	5,800	95,236
Quanta Services, Inc.*	43,400	381,920
Shaw Group, Inc.*	30,800	662,508
Technical Olympic USA, Inc.	4,325	105,011
Tejon Ranch Co.*	2,800	144,116
URS Corp.*	16,800	627,480
Walter Industries, Inc.	13,900	558,780
Washington Group International, Inc.*	10,300	526,536
		4,809,854
Electrical Equipment 1.1%
A.O. Smith Corp.	6,560	175,218
Acuity Brands, Inc.	19,031	488,906
	Shares	Value ($)

Artesyn Technologies, Inc.*	16,307	141,871
Baldor Elecetric Co.	13,897	337,975
C&D Technologies, Inc.	9,920	91,165
Encore Wire Corp.*	7,850	90,982
EnerSys*	15,900	216,717
Flanders Corp.*	7,600	68,400
Franklin Electric Co., Inc.	7,700	297,605
FuelCell Energy, Inc.* (d)	17,000	173,570
General Cable Corp.*	15,750	233,572
Genlyte Group, Inc.*	10,700	521,518
GrafTech International Ltd.*	37,898	162,961
II-VI, Inc.*	10,200	187,578
KFx, Inc.* (d)	25,000	357,250
Medis Technologies Ltd.* (d)	7,265	120,599
Metrologic Instruments, Inc.*	6,400	80,256
Powell Industries, Inc.*	2,300	43,401
Power-One, Inc.*	26,300	165,953
Raven Industries, Inc.	7,800	182,676
Regal-Beloit Corp.	10,600	309,096
Ultralife Batteries, Inc.*	7,300	117,895
Vicor Corp.	6,774	92,126
Woodward Governor Co.	4,100	344,523
		5,001,813
Industrial Conglomerates 0.4%
Blount International, Inc.*	10,000	166,900
Energy Conversion Devices, Inc.* (d)	9,309	208,335
ESCO Technologies, Inc.*	4,867	490,594
Matthews International Corp. "A"	14,000	545,440
Standex International Corp.	3,600	102,276
Tredegar Corp.	11,055	172,458
		1,686,003
Machinery 3.0%
Actuant Corp. "A"*	10,600	508,164
AGCO Corp.*	34,100	651,992
Albany International Corp. "A"	10,352	332,403
Astec Industries, Inc.*	6,960	161,402
ASV, Inc.*	4,100	166,214
Barnes Group, Inc.	7,800	258,180
Briggs & Stratton Corp.	19,100	661,242
Bucyrus International, Inc. "A"	7,300	277,254
Cascade Corp.	5,700	246,525
CIRCOR International, Inc.	4,800	118,416
Clarcor, Inc.	22,800	666,900
Crane Co.	18,800	494,440
CUNO, Inc.*	6,800	485,792
EnPro Industries, Inc.*	8,900	256,943
Federal Signal Corp.	22,530	351,468
Flowserve Corp.*	21,300	644,538
Gardner Denver, Inc.*	9,950	349,046
Gehl Co.*	3,410	132,785
Intevac, Inc.*	10,000	104,700
JLG Industries, Inc.	19,400	533,112
Kadant, Inc.*	5,580	122,369
Kaydon Corp.	13,290	370,127
Kennametal, Inc.	15,112	692,885
Lincoln Electric Holdings, Inc.	14,974	496,388
Lindsay Manufacturing Co.	6,250	147,375
Middleby Corp.	2,300	121,578
Mueller Industries, Inc.	13,700	371,270
	Shares	Value ($)

NACCO Industries, Inc. "A"	2,325	249,287
Nordson Corp.	12,200	418,216
Robbins & Myers, Inc.	3,800	81,738
Sauer-Danfoss, Inc.	2,600	46,202
Stewart & Stevenson Services, Inc.	13,600	308,176
Tecumseh Products Co. "A"	7,541	206,925
Tennant Co.	2,600	92,066
The Manitowoc Co., Inc.	11,477	470,787
Thomas Industries, Inc.	4,900	195,804
Trinity Industries, Inc.	15,412	493,646
TurboChef Technologies, Inc.*	4,100	73,472
UNOVA, Inc.*	19,100	508,633
Valmont Industries	5,800	149,640
Wabash National Corp.	11,600	281,068
Wabtec Corp.	18,571	398,905
Watts Water Technologies, Inc. "A"	11,380	381,116
		14,079,189
Marine 0.2%
GulfMark Offshore, Inc.*	7,500	204,825
Hornbeck Offshore Services, Inc.*	4,400	119,196
Kirby Corp.*	8,036	362,424
Maritrans, Inc.	4,800	129,840
Odyssey Marine Exploration, Inc.*	17,800	88,644
Seabulk International, Inc.*	3,800	80,750
		985,679
Road & Rail 0.9%
AMERCO*	4,600	246,330
Arkansas Best Corp.	8,889	282,759
Covenant Transport, Inc. "A"*	5,700	75,240
Dollar Thrifty Automotive Group, Inc.*	10,200	387,396
Florida East Coast Industries, Inc.	12,600	545,580
Freightcar America, Inc.*	4,900	97,167
Genesee & Wyoming, Inc.*	8,000	217,680
Heartland Express, Inc.	19,536	379,585
Kansas City Southern*	34,000	686,120
Knight Transportation, Inc.	14,928	363,198
Marten Transport Ltd.*	5,400	113,346
Old Dominion Freight Line, Inc.*	7,700	206,591
RailAmerica, Inc.*	12,900	153,510
SCS Transportation, Inc.*	7,749	137,932
US Xpress Enterprises, Inc. "A"*	5,900	70,269
USA Truck, Inc.*	3,100	76,725
Werner Enterprises, Inc.	22,100	434,044
		4,473,472
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	10,700	345,503
Aviall, Inc.*	12,300	388,557
Brightpoint, Inc.*	8,500	188,615
GATX Corp.	17,500	603,750
Gorman-Rupp Co.	2,250	48,173
Hughes Supply, Inc.	25,100	705,310
Lawson Products, Inc.	1,100	42,702
United Rentals, Inc.*	25,400	513,334
Watsco, Inc.	9,553	406,958
WESCO International, Inc.*	11,777	369,562
		3,612,464
	Shares	Value ($)

Transportation Infrastructure 0.1%
Greenbrier Companies, Inc.	3,400	92,140
Overnite Corp.	10,600	455,588
Sirva, Inc.*	11,800	100,418
		648,146
Information Technology 17.5%
Communications Equipment 2.4%
3Com Corp.*	145,700	530,348
ADTRAN, Inc.	25,000	619,750
Anaren, Inc.*	9,670	127,160
Arris Group, Inc.*	35,100	305,721
Avocent Corp.*	18,800	491,432
Bel Fuse, Inc. "B"	3,835	117,198
Belden CDT, Inc.	18,738	397,246
Black Box Corp.	7,574	268,120
Broadwing Corp.* (d)	27,730	128,113
C-COR, Inc.*	19,666	134,712
CIENA Corp.*	220,700	461,263
CommScope, Inc.*	21,000	365,610
Comtech Telecommunications Corp.*	8,550	278,986
Digi International, Inc.*	11,400	135,204
Ditech Communications Corp.*	11,800	76,582
Echelon Corp.*	11,000	75,680
Endwave Corp.* (d)	2,310	109,956
Equinix, Inc.*	5,600	242,704
Essex Corp.*	7,800	178,464
Extreme Networks, Inc.*	43,800	179,580
Finisar Corp.*	83,200	87,360
Foundry Networks, Inc.*	46,000	396,980
Glenayre Technologies, Inc.*	31,100	117,247
Harmonic, Inc.*	27,800	134,274
Inter-Tel, Inc.	9,690	180,331
InterDigital Communications Corp.*	21,200	371,000
Ixia*	12,900	250,776
MasTec, Inc.*	13,300	117,040
NETGEAR, Inc.*	11,600	215,760
Plantronics, Inc.	18,600	676,296
Polycom, Inc.*	37,300	556,143
Powerwave Technologies, Inc.*	39,600	404,712
Sonus Networks, Inc.*	95,500	456,490
SpectraLink Corp.	9,800	103,096
Superior Essex, Inc.*	8,440	149,472
Sycamore Networks, Inc.*	65,200	224,940
Symmetricom, Inc.*	20,200	209,474
Tekelec*	21,000	352,800
Terayon Communication Systems, Inc.*	32,000	98,880
UTStarcom, Inc.*	37,500	280,875
ViaSat, Inc.*	9,800	199,234
Westell Technologies, Inc. "A"*	25,000	149,500
Zhone Technologies, Inc.*	29,800	99,830
		11,056,339
Computers & Peripherals 1.4%
3D Systems Corp.*	4,000	96,240
Adaptec, Inc.*	50,000	194,000
Advanced Digital Information Corp.*	29,622	225,127
Applied Films Corp.*	7,000	179,200
	Shares	Value ($)

Brocade Communications Systems, Inc.*	104,100	403,908
CyberGuard Corp.*	10,800	64,206
Dot Hill Systems Corp.*	20,900	109,516
Eletronics for Imaging, Inc.*	21,700	456,568
Fargo Electronics*	6,300	125,937
Gateway, Inc.*	96,800	319,440
Hutchinson Technology, Inc.* (d)	10,000	385,100
Hypercom Corp.*	24,600	159,162
Imation Corp.	13,400	519,786
Integral Systems, Inc.	2,690	60,875
Intergraph Corp.*	12,674	436,746
Intervoice, Inc.*	17,300	149,299
Komag, Inc.*	11,100	314,907
Maxtor Corp.*	97,300	505,960
McDATA Corp. "A"*	45,500	182,000
Mobility Electronics, Inc.*	12,400	113,460
NetScout Systems, Inc.*	7,200	47,448
PalmOne, Inc.*	16,598	494,122
Pinnacle Systems, Inc.*	31,612	173,866
Quantum Corp.*	67,500	200,475
Rimage Corp.*	5,100	108,273
Silicon Storage Technology, Inc.*	30,300	122,109
Stratasys, Inc.*	4,650	151,962
Synaptics, Inc.*	8,900	190,104
Tyler Technologies, Inc.*	16,200	122,472
VASCO Data Security International, Inc.*	7,900	76,630
		6,688,898
Electronic Equipment & Instruments 2.1%
Aeroflex, Inc.*	26,950	226,380
Agilysys, Inc.	12,268	192,608
American Science & Engineering, Inc.*	3,800	168,568
Anixter International, Inc.*	11,600	431,172
Atheros Communications Inc.*	11,600	93,496
Badger Meter, Inc.	1,400	57,820
BEI Technologies, Inc.	5,600	149,408
Bell Microproducts, Inc.*	14,300	134,420
Benchmark Electronics, Inc.*	16,299	495,816
Checkpoint Systems, Inc.*	14,800	261,960
Cogent, Inc.*	8,000	228,400
Cognex Corp.	16,100	421,659
Coherenet, Inc.*	13,374	481,598
CTS Corp.	13,790	169,479
Daktronics, Inc.	6,600	132,066
Electro Scientific Industries, Inc.*	11,356	203,045
FARO Technologies, Inc.*	5,300	144,478
Global Imaging Systems, Inc.*	9,200	293,112
Identix, Inc.*	39,200	197,176
International DisplayWorks, Inc.*	14,700	117,600
Ionatron, Inc.* (d)	7,280	62,535
Itron, Inc.*	9,200	411,056
Keithley Instruments, Inc.	5,300	81,673
KEMET Corp.*	33,200	209,160
LaBarge, Inc.*	5,400	98,010
LeCroy Corp.*	6,400	88,000
Lexar Media, Inc.* (d)	32,300	158,593
Littlefuse, Inc.*	10,186	283,680
MarketAxess Holdings, Inc.*	10,900	123,170
	Shares	Value ($)

Measurement Specialties, Inc.*	3,400	78,914
Methode Electronics, Inc. "A"	12,228	145,146
Microtune, Inc.*	24,100	120,862
MIPS Technologies, Inc.*	18,800	135,360
Molecular Devices Corp.*	8,100	175,203
MTS Systems Corp.	8,000	268,640
Multi-Fineline Electronix, Inc.*	2,400	44,160
Newport Corp.*	16,800	232,848
OSI Systems, Inc.*	7,500	118,425
Park Electrochemical Corp.	6,387	160,952
Paxar Corp.*	15,350	272,462
Photon Dynamics, Inc.*	7,941	163,664
Plexus Corp.*	16,824	239,406
RadiSys Corp.*	9,774	157,850
Rofin-Sinar Technologies, Inc.*	7,000	229,600
Rogers Corp.*	6,500	263,575
Scansource, Inc.*	5,800	249,052
Schawk, Inc. "A"	3,600	90,000
Spatialight, Inc.* (d)	14,700	83,349
Technitrol, Inc.	15,800	223,254
TiVo, Inc.* (d)	21,000	140,280
Universal Display Corp.*	8,615	88,562
Universal Electronics, Inc.*	4,241	70,358
X-Rite, Inc.	8,100	93,231
		9,961,291
Internet Software & Services 1.6%
AsiaInfo Holdings, Inc.*	17,900	98,629
Audible, Inc.*	8,600	149,382
Click Commerce, Inc.*	3,900	89,583
CNET Networks, Inc.*	51,500	604,610
Digital Insight Corp.*	15,222	364,110
Digital River, Inc.*	13,400	425,450
Digitas, Inc.*	33,200	378,812
DoubleClick, Inc.*	46,800	392,652
EarthLink, Inc.*	54,600	472,836
eCollege.com, Inc.*	8,600	102,340
eSPEED, Inc. "A"*	11,800	105,138
InfoSpace, Inc.*	12,800	421,504
iPass, Inc.*	21,300	129,078
j2 Global Communications, Inc.* (d)	8,700	299,628
Lionbridge Technologies, Inc.*	21,800	147,804
Magma Design Automation, Inc.*	16,000	133,760
MatrixOne, Inc.*	24,700	123,500
Motive, Inc.*	11,000	109,230
Netflix, Inc.*	13,300	218,253
NetRatings, Inc.*	4,200	57,120
NIC, Inc.*	13,700	63,294
Online Resources Corp.*	10,700	121,017
Openwave Systems, Inc.*	26,666	437,323
Opsware, Inc.*	28,000	143,360
Redback Networks, Inc.*	13,800	88,044
S1 Corp.*	28,500	134,235
Sohu.com, Inc.*	9,600	210,432
SonicWALL, Inc.*	26,200	141,218
Support.com, Inc.*	17,200	89,268
ValueClick, Inc.*	32,900	405,657
Vignette Corp.*	13,340	150,075
WebEx Communications, Inc.*	12,200	322,202
webMethods, Inc.*	22,200	124,320
	Shares	Value ($)

Websense, Inc.*	9,100	437,255
		7,691,119
IT Consulting & Services 2.1%
Acxiom Corp.	33,400	697,392
Anteon International Corp.*	10,500	479,010
Ariba, Inc.*	25,321	146,862
BearingPoint, Inc.*	70,000	513,100
Blue Coat Systems, Inc.*	4,900	146,412
CIBER, Inc.*	23,047	183,915
CMGI, Inc.*	180,700	341,523
Covansys Corp.*	10,600	136,210
CSG Systems International, Inc.*	22,100	419,458
eFunds Corp.*	18,800	338,212
Entrust, Inc.*	28,600	136,994
Forrester Research, Inc.*	6,000	106,980
Fourthstage Technologies, Inc.*	1	0
Gartner Inc "A"*	25,785	273,837
Greenfield Online, Inc.*	8,100	98,415
GSI Commerce, Inc.*	13,700	229,475
Infocrossing, Inc.* (d)	9,600	119,712
Intermix Media, Inc.* (d)	12,500	104,625
Internet Capital Group, Inc.*	17,800	130,474
Intrado, Inc.*	8,500	127,160
iPayment, Inc.*	5,300	193,556
Jupitermedia Corp.*	8,000	137,040
Kanbay International, Inc.*	8,600	198,746
Keane, Inc.*	20,400	279,480
Keynote Systems, Inc.*	7,700	89,859
ManTech International Corp. "A"*	6,800	211,072
Marchex, Inc. "B"* (d)	9,000	135,360
MAXIMUS, Inc.	6,700	236,443
MoneyGram International, Inc.	32,600	623,312
MPS Group, Inc.*	42,472	400,086
Ness Technologies, Inc.*	7,700	81,774
Niku Corp.*	4,600	95,358
Pegasus Systems, Inc.*	11,104	123,810
ProQuest Co.*	9,600	314,784
RightNow Technologies, Inc.*	6,200	74,524
Sapient Corp.*	30,200	239,486
Secure Computing Corp.*	16,137	175,571
SI International, Inc.	4,700	140,812
Source Interlink Companies., Inc.*	15,400	190,498
Startek, Inc.	5,925	97,288
Sykes Enterprises, Inc.*	12,900	122,292
Syntel, Inc.	2,500	40,075
Sypris Solutions, Inc.	2,100	25,977
TALX Corp.	8,475	245,012
Travelzoo, Inc.*	900	29,547
Trident Microsystems, Inc.*	9,000	204,210
TriZetto Group, Inc.*	18,500	259,185
United Online, Inc.	23,350	253,581
WebSideStory, Inc.*	2,600	38,116
		9,986,620
Office Electronics 0.1%
IKON Office Solutions, Inc.	42,300	402,273
Semiconductors & Semiconductor Equipment 4.3%
Actel Corp.*	10,368	144,115
ADE Corp.*	5,100	143,055
	Shares	Value ($)

Advanced Energy Industries, Inc.*	10,906	85,721
American Superconductor Corp.*	14,000	128,100
AMIS Holdings, Inc.*	15,100	201,434
Amkor Technology, Inc.* (d)	43,600	196,200
Applied Micro Circuits Corp.*	114,400	292,864
Asyst Technologies, Inc.*	22,300	99,458
Atmel Corp.*	158,700	376,119
ATMI, Inc.*	15,406	446,928
August Technology Corp.*	8,900	103,685
Axcelis Technologies, Inc.*	39,400	270,284
Brooks Automation, Inc.*	17,327	257,306
Cabot Microelectronics Corp.*	9,600	278,304
Cirrus Logic, Inc.*	34,100	181,071
Cohu, Inc.	10,583	212,189
Conexant Systems, Inc.*	175,000	281,750
Credence Systems Corp.*	32,680	295,754
Cymer, Inc.*	14,400	379,440
Cypress Semiconductor Corp.*	50,600	637,054
Diodes, Inc.*	4,800	149,760
DSP Group, Inc.*	12,900	307,923
EMCORE Corp.*	18,400	75,992
Emulex Corp.*	33,100	604,406
Entegris, Inc.*	21,118	209,068
Evergreen Solar, Inc.*	18,000	115,740
Exar Corp.*	18,982	282,642
Fairchild Semiconductor International, Inc.*	45,400	669,650
FEI Co.*	11,102	253,237
FormFactor, Inc.*	14,700	388,374
Genesis Microchip, Inc.*	12,700	234,442
Helix Technology Corp.	12,405	164,738
Integrated Circuit Systems, Inc.*	26,200	540,768
Integrated Device Technology, Inc.*	41,900	450,425
Integrated Silicon Solution, Inc.*	18,100	134,121
IXYS Corp.*	11,400	161,652
Kopin Corp.*	33,200	169,320
Kulicke & Soffa Industries, Inc.*	24,300	192,213
Laedis Technology, Inc.*	9,900	79,695
Lattice Semiconductor Corp.*	44,300	196,692
LTX Corp.*	29,374	145,695
Mattson Technology, Inc.*	19,400	138,904
Micrel, Inc.*	27,100	312,192
Microsemi Corp.*	23,388	439,695
MKS Instruments, Inc.*	12,700	214,503
Mykrolis Corp.*	15,300	217,413
Netlogic Microsystems, Inc.*	5,500	97,515
OmniVision Technologies, Inc.* (d)	21,900	297,621
ON Semiconductor Corp.*	52,700	242,420
Pericom Semiconductor Corp.*	14,100	114,774
Photronics, Inc.*	13,068	305,007
Pixelworks, Inc.*	16,100	138,138
PLX Technology, Inc.*	11,200	113,792
PMC-Sierra, Inc.*	69,000	643,770
PortalPlayer, Inc.* (d)	5,000	104,100
Power Integrations, Inc.*	12,800	276,096
Rambus, Inc.*	38,100	509,778
RF Micro Devices, Inc.*	74,400	403,992
Rudolph Technologies, Inc.*	6,700	96,011
Semitool, Inc.*	8,000	76,320
Semtech Corp.*	27,400	456,210
	Shares	Value ($)

Sigmatel, Inc.*	13,400	229,944
Silicon Image, Inc.*	30,700	314,982
Silicon Laboratories, Inc.*	16,100	421,981
SiRF Technology Holdings, Inc.*	12,300	217,464
Skyworks Solutions, Inc.*	62,200	458,414
Standard Microsystems Corp.*	9,761	228,212
Supertex, Inc.*	5,548	97,978
Tessera Technologies, Inc.*	16,800	561,288
TranSwitch Corp.*	47,900	98,195
TriQuint Semiconductor, Inc.*	52,078	173,420
TTM Technologies, Inc.*	16,500	125,565
Ultratech, Inc.*	10,328	189,002
Varian Semiconductor Equipment Associates, Inc.*	14,206	525,622
Veeco Instruments, Inc.*	12,200	198,616
Virage Logic Corp.*	7,500	77,250
Vitesse Semiconductor Corp.*	84,500	176,605
Volterra Semiconductor Corp.*	7,400	110,186
Zoran Corp.*	18,165	241,413
		20,181,772
Software 3.5%
Advent Software, Inc.*	9,600	194,496
Agile Software Corp.*	25,100	158,130
Altiris, Inc.*	9,500	139,460
American Reprographics Co.*	8,640	139,018
Ansoft Corp.*	3,600	86,976
ANSYS, Inc.*	13,700	486,487
Applied Digital Solutions, Inc.* (d)	20,300	66,787
Aspen Technology, Inc.* (d)	19,796	102,939
Atari, Inc.*	13,640	37,919
Autobytel, Inc.*	20,200	97,566
Blackboard, Inc.*	6,100	145,912
Borland Software Corp.*	31,029	212,859
Bottomline Technologies, Inc.*	3,600	53,892
Catapult Communications Corp.*	5,100	87,006
Concur Technologies, Inc.*	12,800	134,784
CyberSource Corp.*	13,500	98,685
E.piphany*	26,400	91,872
Emageon, Inc.*	4,300	60,243
Epicor Software Corp.*	19,600	258,720
EPIQ Systems, Inc.*	7,000	114,520
eResearchTechnology, Inc.*	18,700	250,393
FactSet Research Systems, Inc.	12,650	453,376
FalconStor Software, Inc.* (d)	13,483	88,044
FileNET Corp.*	16,328	410,486
Informatica Corp.*	34,700	291,133
InPhonic, Inc.* (d)	7,400	113,812
Internet Security Systems, Inc.*	15,200	308,408
Intervideo, Inc.*	5,400	77,652
Interwoven, Inc.*	19,450	146,459
Jack Henry & Associates, Inc.	26,700	488,877
JDA Software Group, Inc.*	12,582	143,183
Kronos, Inc.*	13,121	529,957
Lawson Software, Inc.* (d)	22,200	114,330
Macrovision Corp.*	19,600	441,784
Majesco Enterntainment Co.*	8,700	56,898
Manhattan Associates, Inc.*	11,500	220,915
MapInfo Corp.*	6,700	70,417
Mentor Graphics Corp.*	30,900	316,725
	Shares	Value ($)

Micromuse, Inc.*	31,600	178,856
MICROS Systems, Inc.*	14,466	647,354
MicroStrategy, Inc. "A"*	6,200	328,848
Midway Games, Inc.* (d)	10,059	110,247
MRO Software, Inc.*	7,420	108,406
NetIQ Corp.*	21,572	244,842
Open Solutions, Inc.*	9,000	182,790
Packeteer, Inc.*	13,300	187,530
PAR Technology Corp.*	2,200	70,400
Parametric Technology Corp.*	108,000	689,040
PDF Solutions, Inc.*	6,300	82,656
Pegasystems, Inc.*	4,400	25,960
Perot Systems Corp. "A"*	30,700	436,554
Phoenix Technologies Ltd*	7,100	55,238
Progress Software Corp.*	14,394	433,979
QAD, Inc.	5,500	42,350
Quest Software, Inc.*	23,500	320,305
Radiant Systems, Inc.*	11,000	125,400
RealNetworks, Inc.*	43,200	214,704
Renaissance Learning, Inc.	3,000	60,900
RSA Security, Inc.*	27,600	316,848
Safenet, Inc.*	9,173	312,432
ScanSoft, Inc.*	34,136	129,034
SeaChange International, Inc.*	12,700	89,154
Seebeyond Technology Corp.*	21,700	90,706
SERENA Software, Inc.*	11,126	214,732
Sonic Solutions*	10,900	202,740
SPSS, Inc.*	8,500	163,285
SS&C Technologies, Inc.	5,500	174,240
Stellent, Inc.*	11,100	83,250
THQ, Inc.*	14,897	436,035
TIBCO Software, Inc.*	83,100	543,474
Transaction Systems Architects, Inc. "A"*	16,606	409,006
Ulticom, Inc.*	4,200	44,562
Ultimate Software Group, Inc.*	10,700	175,480
Universal Technical Institute, Inc.*	9,500	315,400
VeriFone Holdings, Inc.*	8,600	139,750
Verint Systems, Inc.*	5,300	170,448
Verity, Inc.*	14,817	129,945
Wind River Systems, Inc.*	28,200	442,176
Witness Systems, Inc.*	12,000	218,760
		16,638,936
Materials 4.7%
Chemicals 1.6%
A. Schulman, Inc.	15,000	268,350
American Vanguard Corp.	2,800	58,548
Arch Chemicals, Inc.	10,588	264,276
Balchem Corp.	2,000	60,100
Cambrex Corp.	11,203	213,417
Compass Minerals International, Inc.	7,600	177,840
Ferro Corp.	16,832	334,284
Georgia Gulf Corp.	12,847	398,899
Great Lakes Chemical Corp.	20,000	629,400
H.B. Fuller Co.	12,348	420,573
Hercules, Inc.*	45,500	643,825
Kronos Worldwide, Inc.	1,218	36,771
Macdermid, Inc	11,203	349,086
Minerals Technologies, Inc.	9,268	570,909
	Shares	Value ($)

NewMarket Corp.*	5,700	84,303
NL Industries, Inc.	2,300	35,397
Octel Corp.	5,100	91,800
Olin Corp.	28,054	511,705
OM Group, Inc.*	10,900	269,121
Pioneer Companies, Inc.*	5,400	118,746
PolyOne Corp.*	35,862	237,406
Sensient Technologies Corp. (d)	17,533	361,355
Spartech Corp.	14,700	261,660
Stepan Co.	1,200	26,520
Symyx Technologies, Inc.*	12,470	348,911
Terra Industries, Inc.*	32,900	224,049
UAP Holding Corp.*	13,500	224,100
W.R. Grace & Co.*	26,500	206,435
Wellman, Inc.	15,000	152,850
Westlake Chemical Corp.	4,000	98,000
Zoltek Companies, Inc.*	5,700	64,011
		7,742,647
Construction Materials 0.3%
Aaon, Inc.*	3,500	62,265
Ameron International Corp.	3,100	115,940
Headwaters, Inc.*	15,900	546,642
Interline Brands, Inc.*	3,600	71,280
Texas Industries, Inc.	8,447	474,975
		1,271,102
Containers & Packaging 0.4%
Caraustar Industries, Inc.*	13,861	145,540
Chesapeake Corp.	7,233	151,459
Graphic Packaging Corp.*	23,600	86,140
Greif, Inc. "A"	5,900	360,490
Longview Fibre Co.	22,600	464,430
Myers Industries, Inc.	8,159	101,988
Rock-Tenn Co. "A"	9,500	120,175
Silgan Holdings, Inc.	5,100	286,824
		1,717,046
Metals & Mining 1.9%
AK Steel Holding Corp.* (d)	44,000	282,040
Aleris International, Inc.*	11,594	261,445
Alpha Natural Resources, Inc.*	11,730	280,112
AMCOL International Corp.	7,950	149,381
Brush Engineered Materials, Inc.*	8,700	124,062
Carpenter Technology Corp.	9,490	491,582
Century Aluminum Co.*	10,000	204,000
Charles & Colvard Ltd.*	5,880	144,354
Cleveland-Cliffs, Inc.	8,600	496,736
Coeur d'Alene Mines Corp.*	92,800	336,864
Commercial Metals Co.	23,300	555,006
Dynamic Materials Corp.*	1,500	58,035
Foundation Coal Holdings, Inc.	9,650	250,321
Gibraltar Industries, Inc.	11,250	208,575
Hecla Mining Co.*	45,500	207,480
James River Coal Co.*	6,000	207,900
MascoTech, Inc.*	3,800	0
Metal Management, Inc.	8,200	158,670
Metals USA, Inc.*	8,700	165,474
NN, Inc.	6,600	83,688
NS Group, Inc.*	8,176	265,802
Oregon Steel Mills, Inc.*	14,100	242,661
	Shares	Value ($)

Quanex Corp.	9,850	522,148
Reliance Steel & Aluminum Co.	12,550	465,228
Roanoke Electric Steel Corp.	3,000	49,560
Royal Gold, Inc.	8,200	164,984
RTI International Metals, Inc.*	8,000	251,280
Ryerson Tull, Inc. (d)	11,788	168,215
Schnitzer Steel Industries, Inc. "A"	9,750	231,075
Steel Dynamics, Inc.	15,030	394,537
Steel Technologies, Inc.	5,800	98,020
Stillwater Mining Co.*	15,925	118,164
Sun Hydraulics Corp.	2,500	90,975
Titanium Metals Corp.* (d)	2,800	159,012
USEC, Inc.	36,333	531,915
Wheeling-Pittsburgh Corp.*	4,500	69,210
Worthington Industries, Inc.	25,200	398,160
		8,886,671
Paper & Forest Products 0.5%
Alico, Inc.*	1,400	72,002
Bowater, Inc.	21,000	679,770
Buckeye Technologies, Inc.*	10,400	82,888
Deltic Timber Corp.	3,100	117,893
Glatfelter	17,708	219,579
Neenah Paper, Inc.	7,100	219,887
Potlatch Corp.	11,468	600,121
Schweitzer-Mauduit International, Inc.	5,000	155,650
Wausau-Mosinee Paper Corp.*	18,780	224,984
		2,372,774
Telecommunication Services 1.4%
Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc.	7,900	78,289
Aspect Communications Corp.*	14,700	165,081
Cincinnati Bell, Inc.*	95,700	411,510
Commonwealth Telephone Enterprises, Inc.	10,016	419,771
CT Communications, Inc.	8,200	107,010
FairPoint Communications, Inc.	9,490	153,263
General Communication, Inc. "A"*	25,300	249,711
Golden Telecom Inc. (d)	7,561	231,971
IDT Corp. "B"*	20,400	268,464
Iowa Telecommunications Services, Inc.	10,200	191,250
Level 3 Communications, Inc.*	267,200	542,416
MRV Communications, Inc.*	48,434	105,102
North Pittsburgh Systems, Inc.	4,900	95,844
Oplink Communications, Inc.*	47,400	81,054
Optical Communication Products, Inc. "A"*	8,100	15,390
Premiere Global Services, Inc.*	25,248	285,050
RCN Corp.*	8,000	184,720
Shenandoah Telecommunications Co.	2,000	79,500
Surewest Communications	5,500	141,075
Syniverse Holdings, Inc.*	8,820	123,480
TALK America Holdings, Inc.*	13,433	134,464
Telkonet, Inc.*	17,500	86,275
Time Warner Telecom, Inc. "A"*	23,200	137,344
Valor Communications Group, Inc.	10,870	150,006
		4,438,040
	Shares	Value ($)

Wireless Telecommunication Services 0.5%
CellNet Data Systems*	2,600	0
Centennial Communications Corp.*	7,100	98,548
Dobson Communications Corp. "A"*	48,500	206,610
JAMDAT Mobile, Inc.* (d)	4,100	113,488
Novatel Wireless, Inc.*	10,300	128,441
Price Communications Corp.*	15,363	265,780
SBA Communcations Corp.*	27,700	373,950
UbiquiTel, Inc.*	33,000	269,280
US Unwired, Inc.*	51,600	300,312
USA Mobility, Inc.*	9,964	292,543
Wireless Facilities, Inc.*	25,700	162,681
		2,211,633
Utilities 2.7%
Electric Utilities 1.1%
ALLETE, Inc.	9,100	454,090
Central Vermont Public Service	3,200	59,200
CH Energy Group, Inc.	6,900	335,547
Cleco Corp.	19,360	417,595
Duquesne Light Holdings, Inc.	30,800	575,344
El Paso Electric Co.*	21,900	447,855
Empire District Electric Co.	11,700	280,332
IDACORP, Inc.	18,900	578,907
MGE Energy, Inc.	6,600	240,108
Otter Tail Corp.	9,400	256,902
Plug Power, Inc.* (d)	21,271	145,707
Sierra Pacific Resources* (d)	45,720	569,214
UIL Holdings Corp.	6,200	333,622
Unisource Energy Corp.	13,800	424,350
		5,118,773
Gas Utilities 0.9%
Cascade Natural Gas Corp.	4,800	98,400
Laclede Group, Inc.	6,500	206,440
New Jersey Resources Corp.	11,850	571,762
Nicor, Inc.	18,200	749,294
Northwest Natural Gas Co.	12,107	462,972
Peoples Energy Corp.	16,900	734,474
South Jersey Industries, Inc.	6,600	403,392
Southwest Gas Corp.	15,012	382,956
WGL Holdings, Inc.	21,800	733,352
		4,343,042
Independent Power Producers & Energy Traders 0.3%
Black Hills Corp.	14,600	538,010
Calpine Corp.* (d)	209,400	711,960
		1,249,970
Multi-Utilities 0.3%
Aquila, Inc.*	90,300	325,983
Avista Corp.	18,071	335,940
NorthWestern Corp.	12,500	394,000
Ormat Technologies, Inc.	4,900	93,590
		1,149,513
Water Utilities 0.1%
American States Water Co.	4,800	140,976
California Water Service Group	6,600	247,764
Connecticut Water Service, Inc.	1,950	48,730
Middlesex Water Co.	2,533	49,191
	Shares	Value ($)

SJW Corp.	2,100	98,721
Southwest Water Co.	7,167	84,786
		670,168
Total Common Stocks (Cost $401,953,576)		460,357,158
	Principal Amount ($)	Value ($)

US Government Backed 0.2%
US Treasury Bill, 2.869%**, 7/14/2005 (f) (Cost $904,083)	905,000	904,083
	Shares	Value ($)

Close End Investment Company 0.0%
Technology Investment Capital Corp. (g) (Cost $22,332)	1,500	22,200
	Shares	Value ($)

Securities Lending Collateral 3.4%
Scudder Daily Assets Fund Institutional, 3.19% (c) (e) (Cost $15,788,725)	15,788,725	15,788,725

Cash Equivalents 2.0%
Scudder Cash Management QP Trust, 3.14% (b) (Cost $9,486,614)	9,486,614	9,486,614
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $428,155,330) (a)	103.4	486,558,780
Other Assets and Liabilities, Net	(3.4)	(16,097,466)
Net Assets	100.0	470,461,314
Notes to Scudder VIT Small Cap Index Fund Portfolio of Investments

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $431,685,456. At June 30, 2005, net unrealized appreciation for all securities based on tax cost was $54,873,324. This consisted of aggregate gross unrealized appreciation for all securities in which there was a excess of value over tax cost of $83,480,965 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,607,641.

(b) Scudder Cash management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of this security was on loan. The value of all securities loaned at June 30, 2005 amounted to $15,074,709, which is 3.2% of total net assets.

(e) Represents collateral held in connection with security lending.

(f) At June 30, 2005 this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

(g) Closed-end mutual fund.

REIT: Real Estate Investment Trust

At June 30, 2005, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Russell 2000 Index	9/15/2005	35	11,053,696	11,254,250	200,554

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $402,879,991) — including $15,074,709 of securities loaned	$ 461,283,441
Investment in Scudder Daily Assets Fund Institutional, (cost $15,788,725)*	15,788,725
Investment in Scudder Cash Management QP Trust, (cost $9,486,614)	9,486,614
Total investments in securities, at value (cost $428,155,330)	486,558,780
Receivable for investments sold	3,499,161
Dividends receivable	466,667
Interest receivable	49,576
Receivable for Fund shares sold	146,961
Other assets	8,127
Total assets	490,729,272
Liabilities
Due to custodian bank	2,819,982
Payable for investments purchased	590,729
Payable upon return of securities loaned	15,788,725
Payable for Fund shares redeemed	774,012
Payable for daily variation margin on open futures contracts	18,635
Accrued advisory fee	91,851
Other accrued expenses and payables	184,024
Total liabilities	20,267,958
Net assets, at value	$ 470,461,314
Net Assets
Net assets consist of: Undistributed net investment income	1,862,697
Net unrealized appreciation (depreciation) on: Investments	58,403,450
Futures	200,554
Accumulated net realized gain (loss)	13,812,233
Paid-in capital	396,182,380
Net assets, at value	$ 470,461,314
Class A Net Asset Value, offering and redemption price per share ($432,795,354 ÷ 31,802,657 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.61
Class B Net Asset Value, offering and redemption price per share ($37,665,960 ÷ 2,766,193 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.62

* Represents collateral on securities loaned.

Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Income: Dividends	$ 2,850,103
Interest — Scudder Cash Management QP Trust	28,075
Interest	95,188
Securities lending income, including income from Scudder Daily Assets Fund Institutional, net of borrower rebates	179,686
Total Income	3,153,052
Expenses: Advisory fee	793,231
Administrative service fees	91,203
Custodian fees	29,503
Distribution service fees (Class B)	43,435
Services to shareholders	47,532
Auditing	18,777
Legal	15,258
Trustees' fees and expenses	13,080
Reports to shareholders	37,298
Registration fees	3,933
Other	19,068
Total expenses, before expense reductions	1,112,318
Expense reductions	(42,007)
Total expenses, after expense reductions	1,070,311
Net investment income (loss)	2,082,741
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	20,377,878
Futures	(250,844)
20,127,034
Net unrealized appreciation (depreciation) during the period on: Investments	(28,878,661)
Futures	20,954
(28,857,707)
Net gain (loss) on investment transactions	(8,730,673)
Net increase (decrease) in net assets resulting from operations	$ (6,647,932)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income (loss)	$ 2,082,741	$ 3,368,554
Net realized gain (loss) on investment transactions	20,127,034	20,851,244
Net unrealized appreciation (depreciation) during the period on investment transactions	(28,857,707)	41,635,638
Net increase (decrease) in net assets resulting from operations	(6,647,932)	65,855,436
Distributions to shareholders from: Net investment income Class A	(2,807,476)	(1,595,565)
Class B	(150,851)	(45,001)
Net realized gains Class A	(12,025,292)	—
Class B	(1,003,183)	—
Fund share transactions: Class A Proceeds from shares sold	57,259,815	177,408,874
Reinvestment of distributions	14,832,768	1,595,565
Cost of shares redeemed	(68,451,143)	(105,162,586)
Net increase (decrease) in net assets from Class A share transactions	3,641,440	73,841,853
Class B Proceeds from shares sold	9,350,474	30,710,230
Reinvestment of distributions	1,154,034	45,001
Cost of shares redeemed	(6,377,026)	(17,243,342)
Net increase (decrease) in net assets from Class B share transactions	4,127,482	13,511,889
Increase (decrease) in net assets	(14,865,812)	151,568,612
Net assets at beginning of period	485,327,126	333,758,514
Net assets at end of period (including undistributed net investment income of $1,862,697 and $2,738,283, respectively)	$ 470,461,314	$ 485,327,126
Other Information
Class A Shares outstanding at beginning of period	31,370,234	25,843,657
Shares sold	4,265,500	13,729,595
Shares issued to shareholders in reinvestment of distributions	1,214,805	128,364
Shares redeemed	(5,047,882)	(8,331,382)
Net increase (decrease) in Class A shares	432,423	5,526,577
Shares outstanding at end of period	31,802,657	31,370,234
Class B Shares outstanding at beginning of period	2,453,490	1,434,729
Shares sold	697,437	2,396,106
Shares issued to shareholders in reinvestment of distributions	94,361	3,617
Shares redeemed	(479,095)	(1,380,962)
Net increase (decrease) in Class B shares	312,703	1,018,761
Shares outstanding at end of period	2,766,193	2,453,490

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 14.35	$ 12.24	$ 8.45	$ 10.73	$ 11.10	$ 11.61
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.11	.09	.10	.06	.10
Net realized and unrealized gain (loss) on investment transactions	(.32)	2.06	3.79	(2.31)	.16	(.55)
Total from investment operations	(.26)	2.17	3.88	(2.21)	.22	(.45)
Less distributions from: Net investment income	(.09)	(.06)	(.09)	(.06)	(.06)	—
Net realized gains on investment transactions	(.39)	—	—	(.01)	(.53)	(.06)
Total distributions	(.48)	(.06)	(.09)	(.07)	(.59)	(.06)
Net asset value, end of period	$ 13.61	$ 14.35	$ 12.24	$ 8.45	$ 10.73	$ 11.10
Total Return (%)[c]	(1.46)**	17.76	46.42	(20.58)	2.07	(3.87)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	433	450	316	144	152	104
Ratio of expenses before expense reductions (%)	.47*	.48	.61	.61	.63	.69
Ratio of expenses after expense reductions (%)	.45*	.45	.45	.45	.45	.45
Ratio of net investment income (loss) (%)	.94*	.87	.91	1.09	1.07	1.13
Portfolio turnover rate (%)	23**	22	28	40	44	51

a For the six months ended June 30, 2005 (Unaudited).

b Based on average shares outstanding during the period.

c Total return would have been lower had certain expenses not been reduced.

* Annualized ** Not annualized

Class B

Years Ended December 31,	2005[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.34	$ 12.23	$ 8.44	$ 11.23
Income (loss) from investment operations: Net investment income (loss)[c]	.05	.08	.07	.06
Net realized and unrealized gain (loss) on investment transactions	(.32)	2.05	3.80	(2.79)
Total from investment operations	(.27)	2.13	3.87	(2.73)
Less distributions from: Net investment income	(.06)	(.02)	(.08)	(.05)
Net realized gains on investment transactions	(.39)	—	—	(.01)
Total distributions	(.45)	(.02)	(.08)	(.06)
Net asset value, end of period	$ 13.62	$ 14.34	$ 12.23	$ 8.44
Total Return (%)[d]	(1.57)**	17.48	46.05	(24.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	35	18	2
Ratio of expenses before expense reductions (%)	.72*	.73	.87	.88*
Ratio of expenses after expense reductions (%)	.70*	.70	.70	.70*
Ratio of net investment income (loss) (%)	.69*	.66	.66	1.11*
Portfolio turnover rate (%)	23**	22	28	40

a For the six months ended June 30, 2005 (Unaudited).

b For the period April 30, 2002 (commencement of operations) to December 31, 2002.

c Based on average shares outstanding during the period.

d Total return would have been lower had certain expenses not been reduced.

* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several funds. Scudder VIT Small Cap Index Fund (the "Fund") is one of the series the Trust offers to investors.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B Shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, will be determined at the end of the current fiscal year.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to the lending agent Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $101,929,368 and $105,092,832, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as investment sub-advisor to the Fund.

The Advisor has contractually agreed to waive a portion of its Advisory fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of average daily net assets for Class A Shares and 0.70% of average daily net assets for Class B Shares until April 30, 2006.

Accordingly, for the six months ended June 30, 2005, the Advisor waived a portion of its Advisory fee aggregating $41,809 and the amount charged aggregated $751,442, which was equivalent to annualized effective rate of 0.33% of the Fund's average daily net assets.

Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. At June 30, 2005, $691,387 was subject to repayment to the Advisor.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor, is the Fund's Administrator. The Fund pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of 0.04%. For the six months ended June 30, 2005, ICCC received an administrator service fee of $91,203, of which $14,687 was unpaid.

ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank AG. Under the agreement, SFAC performs accounting services and other related services to the Fund. Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Fund.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor, is the Fund's Distributor. In accordance with the Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2005, the Distribution fee was $43,435, of which $7,595 was unpaid.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2005, the amount charged to the Fund by SISC aggregated $47,532, of which none is unpaid at June 30, 2005.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $6,460, of which $3,100 is unpaid at June 30, 2005.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2005, the Fund's custodian fees were reduced by $198 for custody credits earned.

E. Line of Credit

The Fund and several other affiliated Funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds" investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds" investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Proxy Voting

A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

About the Fund's Advisor

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

SCUDDER INVESTMENTS

Deutsche Asset Management

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

vit-scif-3 (8/31/05) 39776

Printed on recycled paper

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Small Cap Index Fund, a series of Scudder
                                    Investments VIT Funds

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Small Cap Index Fund, a series of Scudder
                                    Investments VIT Funds

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 23, 2005